UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Large Cap Stock
Fund

Annual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Stock Fund	50.48%	5.01%	-1.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Stock Fund on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis were largely offset in the 12-month period ending April 30, 2010, as unprecedented government stimulus took hold, significant corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets experienced a steady uptrend that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, by mid-April, the blue-chip Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months, closing the period with a 38.69% gain. Impressive returns were widespread, with the S&P 500® Index rising 38.84% and the technology-laden Nasdaq Composite® Index increasing 44.63%. Small-cap stocks continued to outperform their larger counterparts, with the Russell 2000® Index returning 48.95%. Despite widening sovereign debt problems overseas, foreign equities still posted solid gains, with the MSCI® EAFE® (Europe, Australasia, Far East) Index - a measure of developed markets outside the U.S. and Canada - rising 34.56%.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Large Cap Stock Fund: The fund returned 50.48% for the year, easily outpacing the S&P 500 Index. The fund was aided by security selection and sector positioning. Stock picking was strongest in financials, materials, consumer discretionary and industrials. The fund held beneficial overweighted stakes in financials, information technology and consumer discretionary. Further aiding performance was the fund's underweighted exposure to telecommunication services, consumer staples and utilities. Seven of the top-10 relative contributors were in financials, including mortgage insurance companies Radian Group and MGIC Investment; banking firms Wells Fargo and PNC Financial Services Group; and diversified financials names Capital One Financial, Bank of America and KKR Financial Holdings. Elsewhere, an out-of-benchmark position in Tenneco, an auto-parts supplier, helped performance. The company's stock rebounded from distressed levels as revenue and earnings prospects moved higher. Conversely, the fund was hurt by positions in two stocks - MEMC Electronic Materials and First Solar - with exposure to the solar industry, which faced declining expectations for demand growth throughout the period. The fund also was hurt by weak security selection in information technology, underweighting industrials and overweighting health care. Several stocks mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.01%	$ 1,000.00	$ 1,200.40	$ 5.51
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.79	$ 5.06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.6	3.3
Bank of America Corp.	3.5	2.9
JPMorgan Chase & Co.	3.4	3.7
Exxon Mobil Corp.	3.4	3.1
Cisco Systems, Inc.	3.1	3.3
Chevron Corp.	2.8	1.8
Inverness Medical Innovations, Inc.	2.5	2.0
Pfizer, Inc.	2.3	2.5
Apple, Inc.	2.2	1.9
Johnson & Johnson	1.9	1.7
	29.7
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	22.3
Financials	20.5	20.5
Health Care	14.3	14.2
Energy	12.1	9.3
Consumer Discretionary	11.7	11.3
Asset Allocation (% of fund's net assets)
As of April 30, 2010 *		As of October 31, 2009 **
	Stocks 99.9%		Stocks 100.0%
	Convertible Securities † 0.0%		Convertible Securities † 0.0%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets † 0.0%
* Foreign investments	10.5%	** Foreign investments	9.3%

† Amount represents less than 0.1%.

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.0%
Johnson Controls, Inc.	2,844	$ 96
Distributors - 0.1%
Li & Fung Ltd.	152,000	733
Diversified Consumer Services - 0.2%
DeVry, Inc.	22,000	1,373
Strayer Education, Inc. (e)	3,600	875
		2,248
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	319,465	6,734
Household Durables - 1.7%
KB Home	447,420	8,291
Lennar Corp. Class A	214,339	4,265
Newell Rubbermaid, Inc.	321,655	5,491
		18,047
Media - 1.4%
Comcast Corp. Class A (special) (non-vtg.)	585,853	11,043
McGraw-Hill Companies, Inc.	30,358	1,024
Time Warner, Inc.	44,110	1,459
Viacom, Inc. Class B (non-vtg.) (a)	60,300	2,130
		15,656
Multiline Retail - 0.9%
Target Corp.	169,496	9,639
Specialty Retail - 5.1%
Best Buy Co., Inc.	206,102	9,398
Home Depot, Inc.	317,655	11,197
Lowe's Companies, Inc.	618,605	16,777
Staples, Inc.	785,505	18,483
		55,855
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	227,127	6,466
Liz Claiborne, Inc. (a)	123,500	1,079
		7,545
TOTAL CONSUMER DISCRETIONARY		116,553
CONSUMER STAPLES - 5.2%
Beverages - 0.5%
The Coca-Cola Co.	107,586	5,750
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
Metro AG	16,000	$ 957
Walgreen Co.	298,045	10,476
		11,433
Food Products - 0.7%
Archer Daniels Midland Co.	38,100	1,065
Danone (e)	109,999	6,482
Nestle SA	10,557	517
		8,064
Household Products - 0.9%
Kimberly-Clark Corp.	62,934	3,855
Procter & Gamble Co.	87,707	5,452
		9,307
Personal Products - 0.1%
Alberto-Culver Co.	47,056	1,355
Tobacco - 1.9%
Lorillard, Inc.	54,200	4,248
Philip Morris International, Inc.	328,808	16,138
		20,386
TOTAL CONSUMER STAPLES		56,295
ENERGY - 12.1%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	73,346	3,650
Dresser-Rand Group, Inc. (a)	60,100	2,120
Helix Energy Solutions Group, Inc. (a)	185,135	2,699
Smith International, Inc.	139,500	6,663
Weatherford International Ltd. (a)	544,536	9,862
		24,994
Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	372,209	30,313
EXCO Resources, Inc.	114,500	2,124
Exxon Mobil Corp.	541,675	36,753
Hess Corp.	34,119	2,168
Marathon Oil Corp.	206,377	6,635
Occidental Petroleum Corp.	137,000	12,146
Penn West Energy Trust	5,400	109
Plains Exploration & Production Co. (a)	57,345	1,681
Royal Dutch Shell PLC Class A sponsored ADR	80,936	5,079
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	51,745	$ 2,053
Suncor Energy, Inc.	169,700	5,803
Ultra Petroleum Corp. (a)	32,980	1,575
		106,439
TOTAL ENERGY		131,433
FINANCIALS - 20.5%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	142,736	4,443
Charles Schwab Corp.	244,299	4,713
Morgan Stanley	237,695	7,183
		16,339
Commercial Banks - 9.2%
Banco Popular Espanol SA	153,900	1,090
Banco Santander SA	103,762	1,313
BB&T Corp.	129,905	4,318
HSBC Holdings PLC sponsored ADR	21,300	1,084
PNC Financial Services Group, Inc.	241,596	16,238
Regions Financial Corp.	860,023	7,603
SunTrust Banks, Inc.	149,500	4,425
Synovus Financial Corp.	513,200	1,545
U.S. Bancorp, Delaware	460,429	12,326
Wells Fargo & Co.	1,522,080	50,395
		100,337
Diversified Financial Services - 7.6%
Bank of America Corp.	2,167,025	38,638
JPMorgan Chase & Co.	867,506	36,938
KKR Financial Holdings LLC	807,465	7,138
		82,714
Insurance - 0.8%
ACE Ltd.	23,371	1,243
Aegon NV ADR (a)	79,970	561
Allstate Corp.	49,850	1,629
Genworth Financial, Inc. Class A (a)	241,947	3,997
Lincoln National Corp.	60,452	1,849
		9,279
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	414,963	7,187
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc. (e)	511,077	$ 7,252
TOTAL FINANCIALS		223,108
HEALTH CARE - 14.3%
Biotechnology - 1.8%
Amgen, Inc. (a)	153,698	8,816
Genzyme Corp. (a)	82,027	4,367
Targacept, Inc. (a)	59,400	1,414
Vertex Pharmaceuticals, Inc. (a)	118,635	4,599
		19,196
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	49,270	2,327
C. R. Bard, Inc.	55,266	4,782
Hill-Rom Holdings, Inc.	72,300	2,293
Inverness Medical Innovations, Inc. (a)(e)	681,790	27,122
Meridian Bioscience, Inc.	5,500	110
SSL International PLC	147,391	1,931
St. Jude Medical, Inc. (a)	69,400	2,833
		41,398
Health Care Providers & Services - 1.1%
Clarient, Inc. (a)	38,600	117
Express Scripts, Inc. (a)	59,700	5,978
McKesson Corp.	10,700	693
UnitedHealth Group, Inc.	160,100	4,853
		11,641
Life Sciences Tools & Services - 0.2%
Lonza Group AG	7,695	601
QIAGEN NV (a)	71,600	1,636
		2,237
Pharmaceuticals - 7.4%
Abbott Laboratories	236,000	12,074
Allergan, Inc.	19,100	1,216
Auxilium Pharmaceuticals, Inc. (a)	27,700	986
Johnson & Johnson	321,097	20,647
Merck & Co., Inc.	543,063	19,029
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	1,525,214	$ 25,502
Roche Holding AG (participation certificate)	9,140	1,443
		80,897
TOTAL HEALTH CARE		155,369
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.3%
AerCap Holdings NV (a)	196,380	2,710
European Aeronautic Defence and Space Co. EADS NV	114,700	2,131
Honeywell International, Inc.	387,956	18,416
Raytheon Co.	34,025	1,984
		25,241
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	61,300	3,696
United Parcel Service, Inc. Class B	115,500	7,986
		11,682
Building Products - 0.5%
Lennox International, Inc.	82,303	3,725
Owens Corning (a)	53,000	1,843
		5,568
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	103,900	4,055
Ritchie Brothers Auctioneers, Inc. (e)	39,300	920
Stericycle, Inc. (a)	28,192	1,661
The Geo Group, Inc. (a)	50,200	1,063
Waste Management, Inc.	8,500	295
		7,994
Electrical Equipment - 0.6%
Acuity Brands, Inc.	23,500	1,062
Roper Industries, Inc.	74,115	4,522
Zumtobel AG (a)	80,633	1,739
		7,323
Industrial Conglomerates - 0.4%
Siemens AG	16,897	1,650
Textron, Inc.	108,689	2,482
		4,132
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.4%
Deere & Co.	9,300	$ 556
Ingersoll-Rand Co. Ltd.	513,328	18,983
PACCAR, Inc.	107,934	5,021
SmartHeat, Inc. (a)(e)	157,766	1,324
		25,884
Professional Services - 0.1%
Robert Half International, Inc.	42,400	1,161
Road & Rail - 0.6%
Union Pacific Corp.	85,226	6,448
Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	77,860	3,163
TOTAL INDUSTRIALS		98,596
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.6%
Cisco Systems, Inc. (a)	1,244,536	33,503
Juniper Networks, Inc. (a)	333,875	9,485
QUALCOMM, Inc.	449,318	17,407
		60,395
Computers & Peripherals - 4.8%
3PAR, Inc. (a)	352,100	3,285
Apple, Inc. (a)	88,910	23,216
EMC Corp. (a)	475,322	9,036
Hewlett-Packard Co.	129,400	6,725
International Business Machines Corp.	76,669	9,890
		52,152
Electronic Equipment & Components - 0.7%
Corning, Inc.	393,208	7,569
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	19,213	10,095
LoopNet, Inc. (a)	57,297	646
		10,741
IT Services - 1.1%
Accenture PLC Class A	40,371	1,762
Cognizant Technology Solutions Corp. Class A (a)	10,391	532
Echo Global Logistics, Inc. (e)	20,118	271
MasterCard, Inc. Class A	38,900	9,649
		12,214
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.6%
Altera Corp.	306,500	$ 7,773
Applied Materials, Inc.	129,600	1,786
ASM International NV (NASDAQ) (a)	104,037	2,706
ASML Holding NV (NY Shares)	233,700	7,633
KLA-Tencor Corp.	163,700	5,576
Lam Research Corp. (a)	195,102	7,911
MEMC Electronic Materials, Inc. (a)	1,246,120	16,162
National Semiconductor Corp.	433,989	6,414
Samsung Electronics Co. Ltd.	1,654	1,257
Siliconware Precision Industries Co. Ltd. sponsored ADR	160,700	988
Taiwan Semiconductor Manufacturing Co. Ltd.	1,991,453	3,899
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	600,801	6,362
Texas Instruments, Inc.	139,485	3,628
		72,095
Software - 2.9%
Adobe Systems, Inc. (a)	160,905	5,405
Autodesk, Inc. (a)	132,900	4,520
Autonomy Corp. PLC (a)	360,928	9,899
Citrix Systems, Inc. (a)	76,400	3,591
Microsoft Corp.	143,600	4,386
Oracle Corp.	36,929	954
Salesforce.com, Inc. (a)	30,847	2,641
		31,396
TOTAL INFORMATION TECHNOLOGY		246,562
MATERIALS - 2.9%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	26,000	1,996
Albemarle Corp.	95,636	4,367
E.I. du Pont de Nemours & Co.	217,440	8,663
Ecolab, Inc.	33,980	1,660
Lyondell Chemical Co. Class B, (a)	51,657	1,162
LyondellBasell Industries AF SCA Class A	56,334	1,256
Monsanto Co.	185,132	11,674
		30,778
Metals & Mining - 0.1%
Gem Diamonds Ltd. (a)	178,800	791
TOTAL MATERIALS		31,569
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	206,210	$ 5,957
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	587,900	2,499
TOTAL TELECOMMUNICATION SERVICES		8,456
UTILITIES - 0.7%
Electric Utilities - 0.5%
FirstEnergy Corp.	69,849	2,645
FPL Group, Inc.	55,600	2,894
		5,539
Multi-Utilities - 0.2%
PG&E Corp.	50,762	2,223
TOTAL UTILITIES		7,762
TOTAL COMMON STOCKS (Cost $999,409)		1,075,703
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE	72,700	4,208
Volkswagen AG	70,180	6,745
		10,953
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,757)		10,953
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (d)(f)	$ 1,360	$ 170
7.75% 6/1/15 (d)	2,950	0
		170
TOTAL CONVERTIBLE BONDS (Cost $301)		170
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	3,043,214	3,043
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	19,103,650	19,104
TOTAL MONEY MARKET FUNDS (Cost $22,147)		22,147
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,032,614)		1,108,973
NET OTHER ASSETS - (2.0)%		(21,461)
NET ASSETS - 100%		$ 1,087,512
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	85
Total	$ 94
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 127,506	$ 115,820	$ 11,686	$ -
Consumer Staples	56,295	48,339	7,956	-
Energy	131,433	131,433	-	-
Financials	223,108	220,705	2,403	-
Health Care	155,369	151,394	3,975	-
Industrials	98,596	93,076	5,520	-
Information Technology	246,562	231,507	15,055	-
Materials	31,569	29,616	1,953	-
Telecommunication Services	8,456	8,456	-	-
Utilities	7,762	7,762	-	-
Corporate Bonds	170	-	-	170
Money Market Funds	22,147	22,147	-	-
Total Investments in Securities:	$ 1,108,973	$ 1,060,255	$ 48,548	$ 170
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 237
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(67)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (67)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
Ireland	1.9%
United Kingdom	1.7%
Netherlands	1.4%
Germany	1.3%
Switzerland	1.2%
Taiwan	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%
Income Tax Information
At April 30, 2010, the fund had a capital loss carryforward of approximately $113,276,000 all of which will expire on April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $18,288) - See accompanying schedule: Unaffiliated issuers (cost $1,010,467)	$ 1,086,826
Fidelity Central Funds (cost $22,147)	22,147
Total Investments (cost $1,032,614)		$ 1,108,973
Cash		193
Receivable for investments sold		21,720
Receivable for fund shares sold		5,570
Dividends receivable		374
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		1
Other receivables		36
Total assets		1,136,879

Liabilities
Payable for investments purchased	$ 28,584
Payable for fund shares redeemed	747
Accrued management fee	596
Other affiliated payables	249
Other payables and accrued expenses	87
Collateral on securities loaned, at value	19,104
Total liabilities		49,367

Net Assets		$ 1,087,512
Net Assets consist of:
Paid in capital		$ 1,139,363
Undistributed net investment income		437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,633)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,345
Net Assets, for 65,709 shares outstanding		$ 1,087,512
Net Asset Value, offering price and redemption price per share ($1,087,512 ÷ 65,709 shares)		$ 16.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2010

Investment Income
Dividends		$ 10,533
Interest		3
Income from Fidelity Central Funds		94
Total income		10,630

Expenses
Management fee Basic fee	$ 4,422
Performance adjustment	807
Transfer agent fees	2,349
Accounting and security lending fees	297
Custodian fees and expenses	175
Independent trustees' compensation	5
Registration fees	67
Audit	56
Legal	4
Interest	4
Miscellaneous	13
Total expenses before reductions	8,199
Expense reductions	(106)	8,093
Net investment income (loss)		2,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,707
Foreign currency transactions	(39)
Total net realized gain (loss)		204,668
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $22)	101,113
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		101,107
Net gain (loss)		305,775
Net increase (decrease) in net assets resulting from operations		$ 308,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,537	$ 8,184
Net realized gain (loss)	204,668	(293,940)
Change in net unrealized appreciation (depreciation)	101,107	(88,730)
Net increase (decrease) in net assets resulting from operations	308,312	(374,486)
Distributions to shareholders from net investment income	(4,133)	(8,011)
Share transactions Proceeds from sales of shares	517,653	238,911
Reinvestment of distributions	4,036	7,594
Cost of shares redeemed	(325,256)	(378,534)
Net increase (decrease) in net assets resulting from share transactions	196,433	(132,029)
Total increase (decrease) in net assets	500,612	(514,526)

Net Assets
Beginning of period	586,900	1,101,426
End of period (including undistributed net investment income of $437 and undistributed net investment income of $2,038, respectively)	$ 1,087,512	$ 586,900
Other Information Shares
Sold	35,811	20,085
Issued in reinvestment of distributions	304	705
Redeemed	(23,462)	(29,279)
Net increase (decrease)	12,653	(8,489)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 17.90	$ 18.72	$ 16.55	$ 13.72
Income from Investment Operations
Net investment income (loss) B	.05	.15	.12	.13	.10
Net realized and unrealized gain (loss)	5.52	(6.84)	(.45)	2.15	2.83
Total from investment operations	5.57	(6.69)	(.33)	2.28	2.93
Distributions from net investment income	(.08)	(.15)	(.12)	(.11)	(.10)
Distributions from net realized gain	-	-	(.37)	-	-
Total distributions	(.08)	(.15)	(.49)	(.11)	(.10)
Net asset value, end of period	$ 16.55	$ 11.06	$ 17.90	$ 18.72	$ 16.55
Total Return A	50.48%	(37.37)%	(1.99)%	13.84%	21.43%
Ratios to Average Net Assets C, E
Expenses before reductions	1.04%	.84%	.98%	.82%	.78%
Expenses net of fee waivers, if any	1.04%	.84%	.98%	.82%	.78%
Expenses net of all reductions	1.02%	.83%	.97%	.81%	.73%
Net investment income (loss)	.32%	1.19%	.62%	.75%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 1,088	$ 587	$ 1,101	$ 930	$ 747
Portfolio turnover rate D	186%	159%	120%	96%	154%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,941
Gross unrealized depreciation	(39,228)
Net unrealized appreciation (depreciation)	$ 60,713

Tax Cost	$ 1,048,260

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 727
Capital loss carryforward	$ (113,276)
Net unrealized appreciation (depreciation)	$ 60,699

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ 4,133	$ 8,011

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,643,948 and $1,450,215, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .30% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 30,922.46%		$ 4

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $85.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $106 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Large Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Stock Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007- present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002- 2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008- present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005- present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008- present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Stock Fund voted to pay on June 14, 2010, to shareholders of record at the opening of business on June 11, 2010, a distribution of $.005 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.01 per share from net investment income.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LCS-UANN-0610
1.784725.107

Fidelity®
Mid-Cap Stock
Fund

Annual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid-Cap Stock Fund	64.11%	8.19%	3.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Mid-Cap Stock Fund, a class of the fund, on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P® MidCap 400 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis were largely offset in the 12-month period ending April 30, 2010, as unprecedented government stimulus took hold, significant corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets experienced a steady uptrend that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, by mid-April, the blue-chip Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months, closing the period with a 38.69% gain. Impressive returns were widespread, with the S&P 500® Index rising 38.84% and the technology-laden Nasdaq Composite® Index increasing 44.63%. Small-cap stocks continued to outperform their larger counterparts, with the Russell 2000® Index returning 48.95%. Despite widening sovereign debt problems overseas, foreign equities still posted solid gains, with the MSCI® EAFE® (Europe, Australasia, Far East) Index - a measure of developed markets outside the U.S. and Canada - rising 34.56%.

Comments from Shep Perkins, Portfolio Manager of Fidelity® Mid-Cap Stock Fund: The fund's Retail Class shares returned 64.11%, easily outpacing the S&P® MidCap 400 Index, which gained 48.92%. Security selection was the dominant factor, led by financials, telecommunication services and industrials. Security selection and an overweighting in consumer discretionary also helped a lot. Conversely, the fund was hurt by weak stock picks within health care. Holdings in information technology and energy also detracted - despite favorable sector weightings - as did an overweighting in telecommunication services. In terms of individual securities, several financials names boosted returns. Genworth Financial - a life and mortgage insurer - topped our list of contributors, along with Zions Bancorporation, KKR Financial and Regions Financial. Elsewhere, tw telecom and Flextronics - a maker of electronic equipment - were standouts, rebounding nicely during the period. Conversely, global pharmaceutical company Cephalon and Intrepid Potash were big detractors from the health care and materials sectors, respectively. Within technology, Taiwan Semiconductor, Juniper Networks and QUALCOMM all dragged on performance, as did not owning index component Cree. Since the benchmark index represents only about 20% of my investable universe, most of the portfolio's holdings were out-of-index positions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Mid-Cap Stock	.66%
Actual		$ 1,000.00	$ 1,308.00	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class K	.45%
Actual		$ 1,000.00	$ 1,309.30	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Genworth Financial, Inc. Class A	2.7	2.3
Juniper Networks, Inc.	2.3	2.2
tw telecom, inc.	2.0	1.9
Hanesbrands, Inc.	2.0	1.8
Flextronics International Ltd.	1.8	2.0
Zions Bancorporation	1.7	0.9
Ingersoll-Rand Co. Ltd.	1.4	1.0
Regions Financial Corp.	1.3	0.9
St. Jude Medical, Inc.	1.2	1.2
Whirlpool Corp.	1.1	1.1
	17.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.6	19.7
Information Technology	21.4	22.0
Financials	18.0	18.8
Industrials	13.7	12.9
Energy	6.5	7.4
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 99.7%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	15.9%	**Foreign investments	19.1%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 2.6%
ArvinMeritor, Inc. (a)	3,000,000	$ 45,960
BorgWarner, Inc. (a)	1,000,000	43,340
Johnson Controls, Inc.	2,500,000	83,975
Tenneco, Inc. (a)	1,800,000	46,386
		219,661
Automobiles - 0.8%
Harley-Davidson, Inc.	1,495,000	50,576
Thor Industries, Inc.	575,000	20,533
		71,109
Diversified Consumer Services - 0.2%
Stewart Enterprises, Inc. Class A	2,171,351	14,722
Hotels, Restaurants & Leisure - 6.1%
Ameristar Casinos, Inc.	720,901	13,575
Bally Technologies, Inc. (a)	444,907	20,519
Boyd Gaming Corp. (a)(d)	3,000,000	38,100
Gaylord Entertainment Co. (a)	1,486,264	50,161
International Game Technology	1,600,000	33,728
Las Vegas Sands Corp. (a)	1,500,000	37,290
MGM Mirage, Inc. (a)(d)	6,000,000	95,340
Morgans Hotel Group Co. (a)(e)	2,000,000	16,940
Penn National Gaming, Inc. (a)	900,000	27,864
Pinnacle Entertainment, Inc. (a)	1,358,475	18,380
Royal Caribbean Cruises Ltd. (a)(d)	1,750,000	62,720
Shuffle Master, Inc. (a)	1,024,040	9,831
Wyndham Worldwide Corp.	2,000,000	53,620
Wynn Resorts Ltd.	500,000	44,120
		522,188
Household Durables - 4.4%
Harman International Industries, Inc. (a)	832,800	32,879
Lennar Corp. Class A	1,500,000	29,850
Mohawk Industries, Inc. (a)(d)	1,250,000	79,675
Newell Rubbermaid, Inc.	3,250,000	55,478
Sealy Corp., Inc. (a)(d)(e)	6,500,000	24,310
Stanley Black & Decker, Inc.	1,000,000	62,150
Whirlpool Corp.	900,000	97,983
		382,325
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)(d)	600,000	32,394
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc. (d)	500,000	$ 29,585
Media - 0.9%
Interpublic Group of Companies, Inc. (a)	3,500,000	31,185
National CineMedia, Inc.	2,000,000	38,080
NeuLion, Inc. (a)	3,500,000	2,204
Valassis Communications, Inc. (a)	310,829	10,161
		81,630
Multiline Retail - 0.2%
Big Lots, Inc. (a)	392,704	15,001
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	500,000	21,865
AnnTaylor Stores Corp. (a)	1,250,000	27,125
bebe Stores, Inc.	562,893	4,638
Cabela's, Inc. Class A (a)(d)	1,200,000	21,792
Chico's FAS, Inc.	1,000,000	14,890
Coldwater Creek, Inc. (a)(d)	2,000,000	14,160
Dick's Sporting Goods, Inc. (a)	1,500,000	43,665
Office Depot, Inc. (a)	3,000,000	20,580
Pier 1 Imports, Inc. (a)	4,000,000	33,120
Signet Jewelers Ltd. (United Kingdom) (a)	677,925	21,837
Staples, Inc.	2,500,000	58,825
Talbots, Inc. (a)(d)	1,250,000	20,563
Urban Outfitters, Inc. (a)	1,100,000	41,261
		344,321
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc. (a)(e)	6,000,000	170,820
Iconix Brand Group, Inc. (a)	1,500,000	25,890
Warnaco Group, Inc. (a)	750,000	35,880
		232,590
TOTAL CONSUMER DISCRETIONARY		1,945,526
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc. (a)(d)	1,250,000	48,775
Food Products - 0.4%
Origin Agritech Ltd. (a)(e)	1,244,174	10,899
Smithfield Foods, Inc. (a)	1,500,000	28,110
		39,009
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.0%
L'Occitane Ltd.	192,000	$ 373
TOTAL CONSUMER STAPLES		88,157
ENERGY - 6.5%
Energy Equipment & Services - 2.0%
Exterran Holdings, Inc. (a)	1,000,000	29,150
Helmerich & Payne, Inc.	1,000,000	40,620
Noble Corp.	800,000	31,592
North American Energy Partners, Inc. (a)(e)	2,600,000	29,328
Weatherford International Ltd. (a)	2,500,000	45,275
		175,965
Oil, Gas & Consumable Fuels - 4.5%
Arch Coal, Inc.	2,000,000	54,000
Continental Resources, Inc. (a)(d)	500,000	24,580
EXCO Resources, Inc.	2,500,000	46,375
OPTI Canada, Inc. (a)	5,000,000	11,267
Plains Exploration & Production Co. (a)	2,000,000	58,620
Range Resources Corp.	500,000	23,880
Southwestern Energy Co. (a)	900,000	35,712
Ultra Petroleum Corp. (a)	800,000	38,216
Whiting Petroleum Corp. (a)	1,000,000	90,330
		382,980
TOTAL ENERGY		558,945
FINANCIALS - 17.7%
Capital Markets - 0.0%
Calamos Asset Management, Inc. Class A	69,493	865
Commercial Banks - 8.9%
Associated Banc-Corp.	1,459,300	21,204
Banco Macro SA sponsored ADR (d)	1,250,000	35,000
Boston Private Financial Holdings, Inc.	1,145,336	9,083
Cathay General Bancorp	2,200,000	27,214
Comerica, Inc.	1,500,000	63,000
Fifth Third Bancorp	2,500,000	37,275
First Horizon National Corp.	1,521,841	21,534
FirstMerit Corp.	1,000,000	23,500
Huntington Bancshares, Inc.	5,500,000	37,235
Marshall & Ilsley Corp.	3,500,000	31,850
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
North American Financial Holdings, Inc. Class A (a)(f)	900,000	$ 17,550
PNC Financial Services Group, Inc.	1,000,000	67,210
Regions Financial Corp.	12,500,000	110,500
Sterling Bancshares, Inc.	4,000,000	23,520
SunTrust Banks, Inc.	2,000,000	59,200
Synovus Financial Corp. (d)	12,000,000	36,120
Zions Bancorporation (d)	5,000,000	143,650
		764,645
Consumer Finance - 1.3%
Capital One Financial Corp.	2,000,000	86,820
ORIX Corp. sponsored ADR (d)	500,000	22,865
		109,685
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	6,000,000	53,040
Insurance - 5.2%
Allstate Corp.	1,000,000	32,670
Genworth Financial, Inc. Class A (a)	14,000,000	231,275
Lincoln National Corp.	2,400,000	73,416
Protective Life Corp.	1,900,000	45,733
XL Capital Ltd. Class A	3,500,000	62,300
		445,394
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	1,762,440	25,732
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	2,350,000	40,702
Thrifts & Mortgage Finance - 0.9%
First Niagara Financial Group, Inc.	1,000,000	13,900
Flagstar Bancorp, Inc. (a)	25,000,000	15,875
MGIC Investment Corp. (a)(d)	2,150,000	22,425
Radian Group, Inc. (d)	2,000,000	28,380
		80,580
TOTAL FINANCIALS		1,520,643
HEALTH CARE - 6.3%
Biotechnology - 0.8%
Cephalon, Inc. (a)(d)	1,000,000	64,200
Health Care Equipment & Supplies - 4.4%
CareFusion Corp. (a)	1,000,000	27,580
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	1,150,000	$ 55,189
Edwards Lifesciences Corp. (a)	750,000	77,310
Inverness Medical Innovations, Inc. (a)	1,300,000	51,714
Masimo Corp.	1,500,000	35,115
St. Jude Medical, Inc. (a)	2,500,000	102,050
Stryker Corp.	500,000	28,720
		377,678
Health Care Providers & Services - 1.1%
Emeritus Corp. (a)(d)	837,849	18,768
Express Scripts, Inc. (a)	600,000	60,078
Sunrise Senior Living, Inc. (a)(d)(e)	3,200,000	17,792
		96,638
TOTAL HEALTH CARE		538,516
INDUSTRIALS - 13.7%
Aerospace & Defense - 0.6%
Precision Castparts Corp.	400,000	51,336
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	750,000	45,225
Airlines - 0.3%
Hawaiian Holdings, Inc. (a)(e)	4,080,483	28,971
Building Products - 2.4%
Lennox International, Inc.	2,100,000	95,046
Masco Corp.	2,500,000	40,575
Owens Corning (a)	600,000	20,868
Quanex Building Products Corp.	886,871	16,851
USG Corp. (a)(d)	1,500,000	35,400
		208,740
Commercial Services & Supplies - 0.0%
Interface, Inc. Class A	337,642	4,416
Construction & Engineering - 0.6%
Fluor Corp.	500,000	26,420
KBR, Inc.	1,000,000	22,080
		48,500
Electrical Equipment - 0.6%
Acuity Brands, Inc.	475,170	21,482
Regal-Beloit Corp.	500,000	31,635
		53,117
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Textron, Inc.	2,500,000	$ 57,100
Machinery - 3.2%
AGCO Corp. (a)	1,400,000	49,028
Cummins, Inc.	700,000	50,561
Ingersoll-Rand Co. Ltd.	3,188,660	117,917
Trinity Industries, Inc.	2,200,000	54,758
		272,264
Marine - 0.1%
American Commercial Lines, Inc. (a)(d)	600,000	12,240
Professional Services - 0.4%
CoStar Group, Inc. (a)(d)	750,000	32,963
Road & Rail - 4.3%
Arkansas Best Corp.	1,000,000	30,460
Avis Budget Group, Inc. (a)	1,500,000	22,680
Con-way, Inc.	1,350,000	52,434
CSX Corp.	1,100,000	61,655
Hertz Global Holdings, Inc. (a)(d)	3,000,000	43,380
Knight Transportation, Inc.	1,500,000	31,935
Old Dominion Freight Lines, Inc. (a)	1,500,000	53,820
Ryder System, Inc.	1,500,000	69,780
		366,144
TOTAL INDUSTRIALS		1,181,016
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 4.3%
Comverse Technology, Inc. (a)	9,000,000	82,620
Infinera Corp. (a)(d)	2,900,000	26,535
Juniper Networks, Inc. (a)	7,000,000	198,870
QUALCOMM, Inc.	1,500,000	58,110
		366,135
Computers & Peripherals - 0.3%
3PAR, Inc. (a)(d)	2,800,000	26,124
Electronic Equipment & Components - 4.7%
Agilent Technologies, Inc. (a)	1,000,000	36,260
Arrow Electronics, Inc. (a)	1,250,000	38,125
Avnet, Inc. (a)	1,000,000	31,970
Corning, Inc.	2,500,000	48,125
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	20,000,000	$ 155,000
Tyco Electronics Ltd.	3,000,000	96,360
		405,840
Internet Software & Services - 0.4%
Move, Inc. (a)(e)	15,000,000	33,000
IT Services - 0.9%
Genpact Ltd. (a)	3,000,000	50,640
WNS Holdings Ltd. sponsored ADR (a)	2,400,000	29,424
		80,064
Semiconductors & Semiconductor Equipment - 8.3%
Altera Corp.	1,900,000	48,184
Applied Micro Circuits Corp. (a)(e)	6,500,000	73,320
ARM Holdings PLC sponsored ADR (d)	3,000,000	34,290
ASM International NV (NASDAQ) (a)	1,750,000	45,518
ASML Holding NV (NY Shares)	1,700,000	55,522
Broadcom Corp. Class A	1,200,000	41,388
Lam Research Corp. (a)	900,000	36,495
Marvell Technology Group Ltd. (a)	2,500,000	51,625
MEMC Electronic Materials, Inc. (a)	2,000,000	25,940
Micron Technology, Inc. (a)	3,000,000	28,050
National Semiconductor Corp.	4,000,000	59,120
ON Semiconductor Corp. (a)	9,500,000	75,430
PMC-Sierra, Inc. (a)	4,000,000	35,400
Samsung Electronics Co. Ltd.	50,000	38,012
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,000,000	63,540
		711,834
Software - 2.5%
Adobe Systems, Inc. (a)	1,750,000	58,783
ANSYS, Inc. (a)	850,000	38,250
Autonomy Corp. PLC (a)	1,000,000	27,428
Nuance Communications, Inc. (a)	3,000,000	54,810
TIBCO Software, Inc. (a)	3,000,000	34,200
		213,471
TOTAL INFORMATION TECHNOLOGY		1,836,468
MATERIALS - 2.7%
Chemicals - 1.0%
CF Industries Holdings, Inc.	145,600	12,182
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)(d)	1,500,000	$ 39,390
K&S AG	600,000	34,446
		86,018
Metals & Mining - 1.4%
Newcrest Mining Ltd.	2,000,000	60,355
Silver Wheaton Corp. (a)	3,000,000	58,925
Timminco Ltd. (a)(d)	7,000,000	5,580
		124,860
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	2,000,000	23,520
TOTAL MATERIALS		234,398
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.0%
Global Crossing Ltd. (a)(e)	4,500,000	66,825
Level 3 Communications, Inc. (a)(d)	15,000,000	23,400
Qwest Communications International, Inc.	15,000,000	78,450
tw telecom, inc. (a)(e)	10,000,000	178,000
		346,675
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	1,000,000	35,370
Vivo Participacoes SA sponsored ADR	1,000,000	26,470
		61,840
TOTAL TELECOMMUNICATION SERVICES		408,515
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	4,000,000	46,160
Calpine Corp. (a)	2,000,000	27,260
		73,420
TOTAL COMMON STOCKS (Cost $6,982,897)		8,385,604
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Oriental Financial Group, Inc. Series C (a)(h)	4,597	$ 4,606
Popular, Inc. Series D (a)	585,900	19,165
		23,771
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,245)		23,771
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.12% 5/13/10 (g) (Cost $9,600)	$ 9,600	9,600
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	201,266,245	201,266
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	457,396,950	457,397
TOTAL MONEY MARKET FUNDS (Cost $658,663)		658,663
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $7,670,405)		9,077,638
NET OTHER ASSETS - (5.5)%		(475,771)
NET ASSETS - 100%		$ 8,601,867
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,512 CME E-mini S&P MidCap 400 Index Contracts	June 2010	$ 124,226	$ 3,703

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,550,000 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,600,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,606,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Oriental Financial Group, Inc. Series C	4/29/10	$ 4,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	4,264
Total	$ 4,376
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 34,880	$ 693	$ -	$ -	$ 73,320
Comverse Technology, Inc.	92,950	-	31,921	-	-
Delcath Systems, Inc.	-	7,200	22,434	-	-
Global Crossing Ltd.	32,670	401	687	-	66,825
Hanesbrands, Inc.	82,300	21,828	508	-	170,820
Hawaiian Holdings, Inc.	-	33,274	-	-	28,971
Morgans Hotel Group Co.	2,285	6,399	-	-	16,940
Move, Inc.	29,923	1,092	337	-	33,000
National CineMedia, Inc.	45,839	-	20,148	1,781	-
North American Energy Partners, Inc.	9,085	2,033	-	-	29,328
Origin Agritech Ltd.	-	12,923	-	-	10,899
Sealy Corp., Inc.	-	21,786	-	-	24,310
Sunrise Senior Living, Inc.	-	13,282	754	-	17,792
Talbots, Inc.	-	32,078	31,071	-	-
Telvent GIT SA	35,794	-	65,439	-	-
Timminco Ltd.	5,133	4,463	-	-	-
tw telecom, inc.	105,685	-	19,929	-	178,000
Total	$ 476,544	$ 157,452	$ 193,228	$ 1,781	$ 650,205
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,945,526	$ 1,923,689	$ 21,837	$ -
Consumer Staples	88,157	87,784	373	-
Energy	558,945	558,945	-	-
Financials	1,544,414	1,522,258	22,156	-
Health Care	538,516	538,516	-	-
Industrials	1,181,016	1,181,016	-	-
Information Technology	1,836,468	1,771,028	65,440	-
Materials	234,398	139,597	94,801	-
Telecommunication Services	408,515	408,515	-	-
Utilities	73,420	73,420	-	-
U.S. Government and Government Agency Obligations	9,600	-	9,600	-
Money Market Funds	658,663	658,663	-	-
Total Investments in Securities:	$ 9,077,638	$ 8,863,431	$ 214,207	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,703	$ 3,703	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,703	$ -
Total Value of Derivatives	$ 3,703	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.1%
Bermuda	2.2%
Ireland	2.1%
Switzerland	2.0%
Singapore	1.8%
Canada	1.6%
Netherlands	1.2%
Others (Individually Less Than 1%)	5.0%
100.0%
Income Tax Information
At April 30, 2010, the fund had a capital loss carryforward of approximately $1,072,367,000 of which $717,619,000 and $354,748,000 will expire on April 30, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $431,597) - See accompanying schedule: Unaffiliated issuers (cost $6,444,892)	$ 7,768,770
Fidelity Central Funds (cost $658,663)	658,663
Other affiliated issuers (cost $566,850)	650,205
Total Investments (cost $7,670,405)		$ 9,077,638
Cash		403
Receivable for investments sold		136,151
Receivable for fund shares sold		17,731
Dividends receivable		1,974
Distributions receivable from Fidelity Central Funds		611
Prepaid expenses		10
Other receivables		565
Total assets		9,235,083

Liabilities
Payable for investments purchased	$ 161,652
Payable for fund shares redeemed	6,818
Accrued management fee	2,904
Payable for daily variation on futures contracts	2,631
Other affiliated payables	1,549
Other payables and accrued expenses	265
Collateral on securities loaned, at value	457,397
Total liabilities		633,216

Net Assets		$ 8,601,867
Net Assets consist of:
Paid in capital		$ 8,270,128
Undistributed net investment income		9,411
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,088,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,410,947
Net Assets		$ 8,601,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($7,475,116 ÷ 274,180 shares)	$ 27.26

Class K: Net Asset Value, offering price and redemption price per share ($1,126,751 ÷ 41,340 shares)	$ 27.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2010

Investment Income
Dividends (including $1,781 earned from other affiliated issuers)		$ 65,509
Interest		3
Income from Fidelity Central Funds (including $4,264 from security lending)		4,376
Total income		69,888

Expenses
Management fee Basic fee	$ 38,351
Performance adjustment	(14,898)
Transfer agent fees	17,440
Accounting and security lending fees	1,360
Custodian fees and expenses	143
Independent trustees' compensation	42
Registration fees	117
Audit	68
Legal	50
Interest	10
Miscellaneous	140
Total expenses before reductions	42,823
Expense reductions	(845)	41,978
Net investment income (loss)		27,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	665,319
Other affiliated issuers	28,821
Foreign currency transactions	71
Futures contracts	3,760
Capital gain distributions from Fidelity Central Funds	19
Total net realized gain (loss)		697,990
Change in net unrealized appreciation (depreciation) on: Investment securities	2,580,671
Assets and liabilities in foreign currencies	(32)
Futures contracts	3,703
Total change in net unrealized appreciation (depreciation)		2,584,342
Net gain (loss)		3,282,332
Net increase (decrease) in net assets resulting from operations		$ 3,310,242

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,910	$ 9,044
Net realized gain (loss)	697,990	(2,202,748)
Change in net unrealized appreciation (depreciation)	2,584,342	(2,645,558)
Net increase (decrease) in net assets resulting from operations	3,310,242	(4,839,262)
Distributions to shareholders from net investment income	(18,117)	(7,694)
Distributions to shareholders from net realized gain	-	(131,543)
Total distributions	(18,117)	(139,237)
Share transactions - net increase (decrease)	134,634	(2,821,119)
Redemption fees	137	167
Total increase (decrease) in net assets	3,426,896	(7,799,451)

Net Assets
Beginning of period	5,174,971	12,974,422
End of period (including undistributed net investment income of $9,411 and accumulated net investment loss of $782, respectively)	$ 8,601,867	$ 5,174,971

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid-Cap Stock

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57
Income from Investment Operations
Net investment income (loss) B	.08	.02	(.06)	(.04) E	(.01) F
Net realized and unrealized gain (loss)	10.59	(10.58)	(2.44)	3.38	9.51
Total from investment operations	10.67	(10.56)	(2.50)	3.34	9.50
Distributions from net investment income	(.06)	(.02) I	-	-	(.04)
Distributions from net realized gain	-	(.29) I	(2.41)	(1.34)	(.60)
Total distributions	(.06)	(.31)	(2.41)	(1.34)	(.64)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 27.26	$ 16.65	$ 27.52	$ 32.43	$ 30.43
Total Return A	64.11%	(38.76)%	(8.49)%	11.53%	44.52%
Ratios to Average Net Assets C, G
Expenses before reductions	.65%	.73%	.95%	.83%	.72%
Expenses net of fee waivers, if any	.65%	.73%	.95%	.83%	.72%
Expenses net of all reductions	.64%	.72%	.94%	.82%	.69%
Net investment income (loss)	.38%	.11%	(.21)%	(.14)% E	(.03)% F
Supplemental Data
Net assets, end of period (in millions)	$ 7,475	$ 4,763	$ 12,974	$ 15,234	$ 12,653
Portfolio turnover rate D	85%	73%	45%	52%	74%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended April 30,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.14	.05
Net realized and unrealized gain (loss)	10.58	(11.39)
Total from investment operations	10.72	(11.34)
Distributions from net investment income	(.09)	(.07) J
Distributions from net realized gain	-	(.29) J
Total distributions	(.09)	(.36)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 27.26	$ 16.63
Total Return B, C	64.55%	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.43%	.52% A
Expenses net of fee waivers, if any	.43%	.52% A
Expenses net of all reductions	.41%	.52% A
Net investment income (loss)	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,127	$ 412
Portfolio turnover rate F	85%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Mid-Cap Stock and Class K to eligible shareholders of Mid-Cap Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,050,403
Gross unrealized depreciation	(665,669)
Net unrealized appreciation (depreciation)	$ 1,384,734

Tax Cost	$ 7,692,904

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,538
Capital loss carryforward	$ (1,072,367)
Net unrealized appreciation (depreciation)	$ 1,384,745

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ 18,117	$ 7,694
Long-term Capital Gains	-	131,543
Total	$ 18,117	$ 139,237

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

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5. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 3,760	$ 3,703
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 3,760	$ 3,703

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $3,760 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $3,703 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,707,063 and $5,765,568, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid-Cap Stock, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Mid-Cap Stock	$ 17,040.28
Class K	400.06
	$ 17,440

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $201 for the period.

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7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,698.42%		$ 10

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced the class' expenses by $10.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $835 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010	2009 A
From net investment income
Mid-Cap Stock	$ 15,250	$ 6,804
Class K	2,867	890
Total	$ 18,117	$ 7,694
Years ended April 30,
From net realized gain
Mid-Cap Stock	$ -	$ 131,185
Class K	-	358
Total	$ -	$ 131,543

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010B	2009A	2010B	2009A
Mid-Cap Stock
Shares sold	57,640	50,358	$ 1,306,729	$ 977,540
Conversion to Class K	(2,545)	(24,565)	(49,963)	(408,783)
Reinvestment of distributions	646	5,113	14,922	135,727
Shares redeemed	(67,646)	(216,202)	(1,524,601)	(3,937,402)
Net increase (decrease)	(11,905)	(185,296)	$ (252,913)	$ (3,232,918)
Class K
Shares sold	20,395	2,326	$ 479,811	$ 34,753
Conversion from Mid-Cap Stock	2,546	24,570	49,963	408,783
Reinvestment of distributions	124	83	2,867	1,249
Shares redeemed	(6,499)	(2,205)	(145,094)	(32,986)
Net increase (decrease)	16,566	24,774	$ 387,547	$ 411,799

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

B Conversion transactions for Class K and Mid-Cap Stock are presented for the period May 1, 2009 through August 31, 2009.

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13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2010

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Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Mid-Cap Stock	06/14/10	06/11/10	$0.028	$0.035

Mid-Cap Stock designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Mid-Cap Stock designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
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73575 El Paseo
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251 University Avenue
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Pasadena, CA

16656 Bernardo Ctr. Drive
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1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
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2001 North Main Street
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6326 Canoga Avenue
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2211 Michelson Drive
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Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCS-UANN-0610
1.784726.107

Fidelity®
Mid-Cap Stock
Fund -
Class K

Annual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class KA	64.55%	8.30%	3.75%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Mid-Cap Stock Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid-Cap Stock Fund - Class K on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P® MidCap 400 Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis were largely offset in the 12-month period ending April 30, 2010, as unprecedented government stimulus took hold, significant corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets experienced a steady uptrend that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, by mid-April, the blue-chip Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months, closing the period with a 38.69% gain. Impressive returns were widespread, with the S&P 500® Index rising 38.84% and the technology-laden Nasdaq Composite® Index increasing 44.63%. Small-cap stocks continued to outperform their larger counterparts, with the Russell 2000® Index returning 48.95%. Despite widening sovereign debt problems overseas, foreign equities still posted solid gains, with the MSCI® EAFE® (Europe, Australasia, Far East) Index - a measure of developed markets outside the U.S. and Canada - rising 34.56%.

Comments from Shep Perkins, Portfolio Manager of Fidelity® Mid-Cap Stock Fund: The fund's Class K shares were up 64.55% during the year, easily outpacing the S&P® MidCap 400 Index, which returned 48.92%. Security selection was the dominant factor, led by financials, telecommunication services and industrials. Security selection and an overweighting in consumer discretionary also helped a lot. Conversely, the fund was hurt by weak stock picks within health care. Holdings in information technology and energy also detracted - despite favorable sector weightings - as did an overweighting in telecommunication services. In terms of individual securities, several financials names boosted returns. Genworth Financial - a life and mortgage insurer - topped our list of contributors, along with Zions Bancorporation, KKR Financial and Regions Financial. Elsewhere, tw telecom and Flextronics - a maker of electronic equipment - were standouts, rebounding nicely during the period. Conversely, global pharmaceutical company Cephalon and Intrepid Potash were big detractors from the health care and materials sectors, respectively. Within technology, Taiwan Semiconductor, Juniper Networks and QUALCOMM all dragged on performance, as did not owning index component Cree. Since the benchmark index represents only about 20% of my investable universe, most of the portfolio's holdings were out-of-index positions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Mid-Cap Stock	.66%
Actual		$ 1,000.00	$ 1,308.00	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class K	.45%
Actual		$ 1,000.00	$ 1,309.30	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Genworth Financial, Inc. Class A	2.7	2.3
Juniper Networks, Inc.	2.3	2.2
tw telecom, inc.	2.0	1.9
Hanesbrands, Inc.	2.0	1.8
Flextronics International Ltd.	1.8	2.0
Zions Bancorporation	1.7	0.9
Ingersoll-Rand Co. Ltd.	1.4	1.0
Regions Financial Corp.	1.3	0.9
St. Jude Medical, Inc.	1.2	1.2
Whirlpool Corp.	1.1	1.1
	17.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.6	19.7
Information Technology	21.4	22.0
Financials	18.0	18.8
Industrials	13.7	12.9
Energy	6.5	7.4
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 99.7%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	15.9%	**Foreign investments	19.1%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 2.6%
ArvinMeritor, Inc. (a)	3,000,000	$ 45,960
BorgWarner, Inc. (a)	1,000,000	43,340
Johnson Controls, Inc.	2,500,000	83,975
Tenneco, Inc. (a)	1,800,000	46,386
		219,661
Automobiles - 0.8%
Harley-Davidson, Inc.	1,495,000	50,576
Thor Industries, Inc.	575,000	20,533
		71,109
Diversified Consumer Services - 0.2%
Stewart Enterprises, Inc. Class A	2,171,351	14,722
Hotels, Restaurants & Leisure - 6.1%
Ameristar Casinos, Inc.	720,901	13,575
Bally Technologies, Inc. (a)	444,907	20,519
Boyd Gaming Corp. (a)(d)	3,000,000	38,100
Gaylord Entertainment Co. (a)	1,486,264	50,161
International Game Technology	1,600,000	33,728
Las Vegas Sands Corp. (a)	1,500,000	37,290
MGM Mirage, Inc. (a)(d)	6,000,000	95,340
Morgans Hotel Group Co. (a)(e)	2,000,000	16,940
Penn National Gaming, Inc. (a)	900,000	27,864
Pinnacle Entertainment, Inc. (a)	1,358,475	18,380
Royal Caribbean Cruises Ltd. (a)(d)	1,750,000	62,720
Shuffle Master, Inc. (a)	1,024,040	9,831
Wyndham Worldwide Corp.	2,000,000	53,620
Wynn Resorts Ltd.	500,000	44,120
		522,188
Household Durables - 4.4%
Harman International Industries, Inc. (a)	832,800	32,879
Lennar Corp. Class A	1,500,000	29,850
Mohawk Industries, Inc. (a)(d)	1,250,000	79,675
Newell Rubbermaid, Inc.	3,250,000	55,478
Sealy Corp., Inc. (a)(d)(e)	6,500,000	24,310
Stanley Black & Decker, Inc.	1,000,000	62,150
Whirlpool Corp.	900,000	97,983
		382,325
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)(d)	600,000	32,394
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc. (d)	500,000	$ 29,585
Media - 0.9%
Interpublic Group of Companies, Inc. (a)	3,500,000	31,185
National CineMedia, Inc.	2,000,000	38,080
NeuLion, Inc. (a)	3,500,000	2,204
Valassis Communications, Inc. (a)	310,829	10,161
		81,630
Multiline Retail - 0.2%
Big Lots, Inc. (a)	392,704	15,001
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	500,000	21,865
AnnTaylor Stores Corp. (a)	1,250,000	27,125
bebe Stores, Inc.	562,893	4,638
Cabela's, Inc. Class A (a)(d)	1,200,000	21,792
Chico's FAS, Inc.	1,000,000	14,890
Coldwater Creek, Inc. (a)(d)	2,000,000	14,160
Dick's Sporting Goods, Inc. (a)	1,500,000	43,665
Office Depot, Inc. (a)	3,000,000	20,580
Pier 1 Imports, Inc. (a)	4,000,000	33,120
Signet Jewelers Ltd. (United Kingdom) (a)	677,925	21,837
Staples, Inc.	2,500,000	58,825
Talbots, Inc. (a)(d)	1,250,000	20,563
Urban Outfitters, Inc. (a)	1,100,000	41,261
		344,321
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc. (a)(e)	6,000,000	170,820
Iconix Brand Group, Inc. (a)	1,500,000	25,890
Warnaco Group, Inc. (a)	750,000	35,880
		232,590
TOTAL CONSUMER DISCRETIONARY		1,945,526
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc. (a)(d)	1,250,000	48,775
Food Products - 0.4%
Origin Agritech Ltd. (a)(e)	1,244,174	10,899
Smithfield Foods, Inc. (a)	1,500,000	28,110
		39,009
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.0%
L'Occitane Ltd.	192,000	$ 373
TOTAL CONSUMER STAPLES		88,157
ENERGY - 6.5%
Energy Equipment & Services - 2.0%
Exterran Holdings, Inc. (a)	1,000,000	29,150
Helmerich & Payne, Inc.	1,000,000	40,620
Noble Corp.	800,000	31,592
North American Energy Partners, Inc. (a)(e)	2,600,000	29,328
Weatherford International Ltd. (a)	2,500,000	45,275
		175,965
Oil, Gas & Consumable Fuels - 4.5%
Arch Coal, Inc.	2,000,000	54,000
Continental Resources, Inc. (a)(d)	500,000	24,580
EXCO Resources, Inc.	2,500,000	46,375
OPTI Canada, Inc. (a)	5,000,000	11,267
Plains Exploration & Production Co. (a)	2,000,000	58,620
Range Resources Corp.	500,000	23,880
Southwestern Energy Co. (a)	900,000	35,712
Ultra Petroleum Corp. (a)	800,000	38,216
Whiting Petroleum Corp. (a)	1,000,000	90,330
		382,980
TOTAL ENERGY		558,945
FINANCIALS - 17.7%
Capital Markets - 0.0%
Calamos Asset Management, Inc. Class A	69,493	865
Commercial Banks - 8.9%
Associated Banc-Corp.	1,459,300	21,204
Banco Macro SA sponsored ADR (d)	1,250,000	35,000
Boston Private Financial Holdings, Inc.	1,145,336	9,083
Cathay General Bancorp	2,200,000	27,214
Comerica, Inc.	1,500,000	63,000
Fifth Third Bancorp	2,500,000	37,275
First Horizon National Corp.	1,521,841	21,534
FirstMerit Corp.	1,000,000	23,500
Huntington Bancshares, Inc.	5,500,000	37,235
Marshall & Ilsley Corp.	3,500,000	31,850
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
North American Financial Holdings, Inc. Class A (a)(f)	900,000	$ 17,550
PNC Financial Services Group, Inc.	1,000,000	67,210
Regions Financial Corp.	12,500,000	110,500
Sterling Bancshares, Inc.	4,000,000	23,520
SunTrust Banks, Inc.	2,000,000	59,200
Synovus Financial Corp. (d)	12,000,000	36,120
Zions Bancorporation (d)	5,000,000	143,650
		764,645
Consumer Finance - 1.3%
Capital One Financial Corp.	2,000,000	86,820
ORIX Corp. sponsored ADR (d)	500,000	22,865
		109,685
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	6,000,000	53,040
Insurance - 5.2%
Allstate Corp.	1,000,000	32,670
Genworth Financial, Inc. Class A (a)	14,000,000	231,275
Lincoln National Corp.	2,400,000	73,416
Protective Life Corp.	1,900,000	45,733
XL Capital Ltd. Class A	3,500,000	62,300
		445,394
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	1,762,440	25,732
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	2,350,000	40,702
Thrifts & Mortgage Finance - 0.9%
First Niagara Financial Group, Inc.	1,000,000	13,900
Flagstar Bancorp, Inc. (a)	25,000,000	15,875
MGIC Investment Corp. (a)(d)	2,150,000	22,425
Radian Group, Inc. (d)	2,000,000	28,380
		80,580
TOTAL FINANCIALS		1,520,643
HEALTH CARE - 6.3%
Biotechnology - 0.8%
Cephalon, Inc. (a)(d)	1,000,000	64,200
Health Care Equipment & Supplies - 4.4%
CareFusion Corp. (a)	1,000,000	27,580
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	1,150,000	$ 55,189
Edwards Lifesciences Corp. (a)	750,000	77,310
Inverness Medical Innovations, Inc. (a)	1,300,000	51,714
Masimo Corp.	1,500,000	35,115
St. Jude Medical, Inc. (a)	2,500,000	102,050
Stryker Corp.	500,000	28,720
		377,678
Health Care Providers & Services - 1.1%
Emeritus Corp. (a)(d)	837,849	18,768
Express Scripts, Inc. (a)	600,000	60,078
Sunrise Senior Living, Inc. (a)(d)(e)	3,200,000	17,792
		96,638
TOTAL HEALTH CARE		538,516
INDUSTRIALS - 13.7%
Aerospace & Defense - 0.6%
Precision Castparts Corp.	400,000	51,336
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	750,000	45,225
Airlines - 0.3%
Hawaiian Holdings, Inc. (a)(e)	4,080,483	28,971
Building Products - 2.4%
Lennox International, Inc.	2,100,000	95,046
Masco Corp.	2,500,000	40,575
Owens Corning (a)	600,000	20,868
Quanex Building Products Corp.	886,871	16,851
USG Corp. (a)(d)	1,500,000	35,400
		208,740
Commercial Services & Supplies - 0.0%
Interface, Inc. Class A	337,642	4,416
Construction & Engineering - 0.6%
Fluor Corp.	500,000	26,420
KBR, Inc.	1,000,000	22,080
		48,500
Electrical Equipment - 0.6%
Acuity Brands, Inc.	475,170	21,482
Regal-Beloit Corp.	500,000	31,635
		53,117
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Textron, Inc.	2,500,000	$ 57,100
Machinery - 3.2%
AGCO Corp. (a)	1,400,000	49,028
Cummins, Inc.	700,000	50,561
Ingersoll-Rand Co. Ltd.	3,188,660	117,917
Trinity Industries, Inc.	2,200,000	54,758
		272,264
Marine - 0.1%
American Commercial Lines, Inc. (a)(d)	600,000	12,240
Professional Services - 0.4%
CoStar Group, Inc. (a)(d)	750,000	32,963
Road & Rail - 4.3%
Arkansas Best Corp.	1,000,000	30,460
Avis Budget Group, Inc. (a)	1,500,000	22,680
Con-way, Inc.	1,350,000	52,434
CSX Corp.	1,100,000	61,655
Hertz Global Holdings, Inc. (a)(d)	3,000,000	43,380
Knight Transportation, Inc.	1,500,000	31,935
Old Dominion Freight Lines, Inc. (a)	1,500,000	53,820
Ryder System, Inc.	1,500,000	69,780
		366,144
TOTAL INDUSTRIALS		1,181,016
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 4.3%
Comverse Technology, Inc. (a)	9,000,000	82,620
Infinera Corp. (a)(d)	2,900,000	26,535
Juniper Networks, Inc. (a)	7,000,000	198,870
QUALCOMM, Inc.	1,500,000	58,110
		366,135
Computers & Peripherals - 0.3%
3PAR, Inc. (a)(d)	2,800,000	26,124
Electronic Equipment & Components - 4.7%
Agilent Technologies, Inc. (a)	1,000,000	36,260
Arrow Electronics, Inc. (a)	1,250,000	38,125
Avnet, Inc. (a)	1,000,000	31,970
Corning, Inc.	2,500,000	48,125
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	20,000,000	$ 155,000
Tyco Electronics Ltd.	3,000,000	96,360
		405,840
Internet Software & Services - 0.4%
Move, Inc. (a)(e)	15,000,000	33,000
IT Services - 0.9%
Genpact Ltd. (a)	3,000,000	50,640
WNS Holdings Ltd. sponsored ADR (a)	2,400,000	29,424
		80,064
Semiconductors & Semiconductor Equipment - 8.3%
Altera Corp.	1,900,000	48,184
Applied Micro Circuits Corp. (a)(e)	6,500,000	73,320
ARM Holdings PLC sponsored ADR (d)	3,000,000	34,290
ASM International NV (NASDAQ) (a)	1,750,000	45,518
ASML Holding NV (NY Shares)	1,700,000	55,522
Broadcom Corp. Class A	1,200,000	41,388
Lam Research Corp. (a)	900,000	36,495
Marvell Technology Group Ltd. (a)	2,500,000	51,625
MEMC Electronic Materials, Inc. (a)	2,000,000	25,940
Micron Technology, Inc. (a)	3,000,000	28,050
National Semiconductor Corp.	4,000,000	59,120
ON Semiconductor Corp. (a)	9,500,000	75,430
PMC-Sierra, Inc. (a)	4,000,000	35,400
Samsung Electronics Co. Ltd.	50,000	38,012
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,000,000	63,540
		711,834
Software - 2.5%
Adobe Systems, Inc. (a)	1,750,000	58,783
ANSYS, Inc. (a)	850,000	38,250
Autonomy Corp. PLC (a)	1,000,000	27,428
Nuance Communications, Inc. (a)	3,000,000	54,810
TIBCO Software, Inc. (a)	3,000,000	34,200
		213,471
TOTAL INFORMATION TECHNOLOGY		1,836,468
MATERIALS - 2.7%
Chemicals - 1.0%
CF Industries Holdings, Inc.	145,600	12,182
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)(d)	1,500,000	$ 39,390
K&S AG	600,000	34,446
		86,018
Metals & Mining - 1.4%
Newcrest Mining Ltd.	2,000,000	60,355
Silver Wheaton Corp. (a)	3,000,000	58,925
Timminco Ltd. (a)(d)	7,000,000	5,580
		124,860
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	2,000,000	23,520
TOTAL MATERIALS		234,398
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.0%
Global Crossing Ltd. (a)(e)	4,500,000	66,825
Level 3 Communications, Inc. (a)(d)	15,000,000	23,400
Qwest Communications International, Inc.	15,000,000	78,450
tw telecom, inc. (a)(e)	10,000,000	178,000
		346,675
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	1,000,000	35,370
Vivo Participacoes SA sponsored ADR	1,000,000	26,470
		61,840
TOTAL TELECOMMUNICATION SERVICES		408,515
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	4,000,000	46,160
Calpine Corp. (a)	2,000,000	27,260
		73,420
TOTAL COMMON STOCKS (Cost $6,982,897)		8,385,604
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Oriental Financial Group, Inc. Series C (a)(h)	4,597	$ 4,606
Popular, Inc. Series D (a)	585,900	19,165
		23,771
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,245)		23,771
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.12% 5/13/10 (g) (Cost $9,600)	$ 9,600	9,600
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	201,266,245	201,266
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	457,396,950	457,397
TOTAL MONEY MARKET FUNDS (Cost $658,663)		658,663
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $7,670,405)		9,077,638
NET OTHER ASSETS - (5.5)%		(475,771)
NET ASSETS - 100%		$ 8,601,867
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,512 CME E-mini S&P MidCap 400 Index Contracts	June 2010	$ 124,226	$ 3,703

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,550,000 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,600,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,606,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Oriental Financial Group, Inc. Series C	4/29/10	$ 4,597
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	4,264
Total	$ 4,376
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 34,880	$ 693	$ -	$ -	$ 73,320
Comverse Technology, Inc.	92,950	-	31,921	-	-
Delcath Systems, Inc.	-	7,200	22,434	-	-
Global Crossing Ltd.	32,670	401	687	-	66,825
Hanesbrands, Inc.	82,300	21,828	508	-	170,820
Hawaiian Holdings, Inc.	-	33,274	-	-	28,971
Morgans Hotel Group Co.	2,285	6,399	-	-	16,940
Move, Inc.	29,923	1,092	337	-	33,000
National CineMedia, Inc.	45,839	-	20,148	1,781	-
North American Energy Partners, Inc.	9,085	2,033	-	-	29,328
Origin Agritech Ltd.	-	12,923	-	-	10,899
Sealy Corp., Inc.	-	21,786	-	-	24,310
Sunrise Senior Living, Inc.	-	13,282	754	-	17,792
Talbots, Inc.	-	32,078	31,071	-	-
Telvent GIT SA	35,794	-	65,439	-	-
Timminco Ltd.	5,133	4,463	-	-	-
tw telecom, inc.	105,685	-	19,929	-	178,000
Total	$ 476,544	$ 157,452	$ 193,228	$ 1,781	$ 650,205
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,945,526	$ 1,923,689	$ 21,837	$ -
Consumer Staples	88,157	87,784	373	-
Energy	558,945	558,945	-	-
Financials	1,544,414	1,522,258	22,156	-
Health Care	538,516	538,516	-	-
Industrials	1,181,016	1,181,016	-	-
Information Technology	1,836,468	1,771,028	65,440	-
Materials	234,398	139,597	94,801	-
Telecommunication Services	408,515	408,515	-	-
Utilities	73,420	73,420	-	-
U.S. Government and Government Agency Obligations	9,600	-	9,600	-
Money Market Funds	658,663	658,663	-	-
Total Investments in Securities:	$ 9,077,638	$ 8,863,431	$ 214,207	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,703	$ 3,703	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,703	$ -
Total Value of Derivatives	$ 3,703	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.1%
Bermuda	2.2%
Ireland	2.1%
Switzerland	2.0%
Singapore	1.8%
Canada	1.6%
Netherlands	1.2%
Others (Individually Less Than 1%)	5.0%
100.0%
Income Tax Information
At April 30, 2010, the fund had a capital loss carryforward of approximately $1,072,367,000 of which $717,619,000 and $354,748,000 will expire on April 30, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $431,597) - See accompanying schedule: Unaffiliated issuers (cost $6,444,892)	$ 7,768,770
Fidelity Central Funds (cost $658,663)	658,663
Other affiliated issuers (cost $566,850)	650,205
Total Investments (cost $7,670,405)		$ 9,077,638
Cash		403
Receivable for investments sold		136,151
Receivable for fund shares sold		17,731
Dividends receivable		1,974
Distributions receivable from Fidelity Central Funds		611
Prepaid expenses		10
Other receivables		565
Total assets		9,235,083

Liabilities
Payable for investments purchased	$ 161,652
Payable for fund shares redeemed	6,818
Accrued management fee	2,904
Payable for daily variation on futures contracts	2,631
Other affiliated payables	1,549
Other payables and accrued expenses	265
Collateral on securities loaned, at value	457,397
Total liabilities		633,216

Net Assets		$ 8,601,867
Net Assets consist of:
Paid in capital		$ 8,270,128
Undistributed net investment income		9,411
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,088,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,410,947
Net Assets		$ 8,601,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($7,475,116 ÷ 274,180 shares)	$ 27.26

Class K: Net Asset Value, offering price and redemption price per share ($1,126,751 ÷ 41,340 shares)	$ 27.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2010

Investment Income
Dividends (including $1,781 earned from other affiliated issuers)		$ 65,509
Interest		3
Income from Fidelity Central Funds (including $4,264 from security lending)		4,376
Total income		69,888

Expenses
Management fee Basic fee	$ 38,351
Performance adjustment	(14,898)
Transfer agent fees	17,440
Accounting and security lending fees	1,360
Custodian fees and expenses	143
Independent trustees' compensation	42
Registration fees	117
Audit	68
Legal	50
Interest	10
Miscellaneous	140
Total expenses before reductions	42,823
Expense reductions	(845)	41,978
Net investment income (loss)		27,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	665,319
Other affiliated issuers	28,821
Foreign currency transactions	71
Futures contracts	3,760
Capital gain distributions from Fidelity Central Funds	19
Total net realized gain (loss)		697,990
Change in net unrealized appreciation (depreciation) on: Investment securities	2,580,671
Assets and liabilities in foreign currencies	(32)
Futures contracts	3,703
Total change in net unrealized appreciation (depreciation)		2,584,342
Net gain (loss)		3,282,332
Net increase (decrease) in net assets resulting from operations		$ 3,310,242

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,910	$ 9,044
Net realized gain (loss)	697,990	(2,202,748)
Change in net unrealized appreciation (depreciation)	2,584,342	(2,645,558)
Net increase (decrease) in net assets resulting from operations	3,310,242	(4,839,262)
Distributions to shareholders from net investment income	(18,117)	(7,694)
Distributions to shareholders from net realized gain	-	(131,543)
Total distributions	(18,117)	(139,237)
Share transactions - net increase (decrease)	134,634	(2,821,119)
Redemption fees	137	167
Total increase (decrease) in net assets	3,426,896	(7,799,451)

Net Assets
Beginning of period	5,174,971	12,974,422
End of period (including undistributed net investment income of $9,411 and accumulated net investment loss of $782, respectively)	$ 8,601,867	$ 5,174,971

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid-Cap Stock

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57
Income from Investment Operations
Net investment income (loss) B	.08	.02	(.06)	(.04) E	(.01) F
Net realized and unrealized gain (loss)	10.59	(10.58)	(2.44)	3.38	9.51
Total from investment operations	10.67	(10.56)	(2.50)	3.34	9.50
Distributions from net investment income	(.06)	(.02) I	-	-	(.04)
Distributions from net realized gain	-	(.29) I	(2.41)	(1.34)	(.60)
Total distributions	(.06)	(.31)	(2.41)	(1.34)	(.64)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 27.26	$ 16.65	$ 27.52	$ 32.43	$ 30.43
Total Return A	64.11%	(38.76)%	(8.49)%	11.53%	44.52%
Ratios to Average Net Assets C, G
Expenses before reductions	.65%	.73%	.95%	.83%	.72%
Expenses net of fee waivers, if any	.65%	.73%	.95%	.83%	.72%
Expenses net of all reductions	.64%	.72%	.94%	.82%	.69%
Net investment income (loss)	.38%	.11%	(.21)%	(.14)% E	(.03)% F
Supplemental Data
Net assets, end of period (in millions)	$ 7,475	$ 4,763	$ 12,974	$ 15,234	$ 12,653
Portfolio turnover rate D	85%	73%	45%	52%	74%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended April 30,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.14	.05
Net realized and unrealized gain (loss)	10.58	(11.39)
Total from investment operations	10.72	(11.34)
Distributions from net investment income	(.09)	(.07) J
Distributions from net realized gain	-	(.29) J
Total distributions	(.09)	(.36)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 27.26	$ 16.63
Total Return B, C	64.55%	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.43%	.52% A
Expenses net of fee waivers, if any	.43%	.52% A
Expenses net of all reductions	.41%	.52% A
Net investment income (loss)	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,127	$ 412
Portfolio turnover rate F	85%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Mid-Cap Stock and Class K to eligible shareholders of Mid-Cap Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,050,403
Gross unrealized depreciation	(665,669)
Net unrealized appreciation (depreciation)	$ 1,384,734

Tax Cost	$ 7,692,904

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,538
Capital loss carryforward	$ (1,072,367)
Net unrealized appreciation (depreciation)	$ 1,384,745

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ 18,117	$ 7,694
Long-term Capital Gains	-	131,543
Total	$ 18,117	$ 139,237

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 3,760	$ 3,703
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 3,760	$ 3,703

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $3,760 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $3,703 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,707,063 and $5,765,568, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid-Cap Stock, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Mid-Cap Stock	$ 17,040.28
Class K	400.06
	$ 17,440

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $201 for the period.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,698.42%		$ 10

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced the class' expenses by $10.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $835 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010	2009 A
From net investment income
Mid-Cap Stock	$ 15,250	$ 6,804
Class K	2,867	890
Total	$ 18,117	$ 7,694
Years ended April 30,
From net realized gain
Mid-Cap Stock	$ -	$ 131,185
Class K	-	358
Total	$ -	$ 131,543

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010B	2009A	2010B	2009A
Mid-Cap Stock
Shares sold	57,640	50,358	$ 1,306,729	$ 977,540
Conversion to Class K	(2,545)	(24,565)	(49,963)	(408,783)
Reinvestment of distributions	646	5,113	14,922	135,727
Shares redeemed	(67,646)	(216,202)	(1,524,601)	(3,937,402)
Net increase (decrease)	(11,905)	(185,296)	$ (252,913)	$ (3,232,918)
Class K
Shares sold	20,395	2,326	$ 479,811	$ 34,753
Conversion from Mid-Cap Stock	2,546	24,570	49,963	408,783
Reinvestment of distributions	124	83	2,867	1,249
Shares redeemed	(6,499)	(2,205)	(145,094)	(32,986)
Net increase (decrease)	16,566	24,774	$ 387,547	$ 411,799

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

B Conversion transactions for Class K and Mid-Cap Stock are presented for the period May 1, 2009 through August 31, 2009.

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	06/14/10	06/11/10	$0.044	$0.035

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

MCS-K-UANN-0610
1.863346.101

Fidelity®
Small Cap Discovery
Fund
(formerly Fidelity Small Cap Retirement Fund)

Annual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity® Small Cap Discovery Fund	64.12%	10.29%	9.82%

A From September 26, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Discovery Fund on September 26, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis were largely offset in the 12-month period ending April 30, 2010, as unprecedented government stimulus took hold, significant corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets experienced a steady uptrend that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, by mid-April, the blue-chip Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months, closing the period with a 38.69% gain. Impressive returns were widespread, with the S&P 500® Index rising 38.84% and the technology-laden Nasdaq Composite® Index increasing 44.63%. Small-cap stocks continued to outperform their larger counterparts, with the Russell 2000® Index returning 48.95%. Despite widening sovereign debt problems overseas, foreign equities still posted solid gains, with the MSCI® EAFE® (Europe, Australasia, Far East) Index - a measure of developed markets outside the U.S. and Canada - rising 34.56%.

Comments from Charles Myers, Portfolio Manager of Fidelity® Small Cap Discovery Fund: For the year, the fund gained 64.12%, significantly beating the Russell 2000. Relative performance was strongest in financials, especially among real estate and bank companies. Retail real estate investment trust (REIT) Developers Diversified Realty (DDR), Alexandria Real Estate Equities, which provides laboratory space, and commercial real estate manager Jones Lang LaSalle all were standouts in this sector. DDR was not in the portfolio at period end. Positioning in consumer staples was another positive, and stock selection in materials, consumer staples, information technology and health care made noteworthy contributions as well. In the materials sector, plastic products maker Spartech and specialty metals manufacturer Carpenter Technology were strong relative performers. Stock selection was weak in only one sector - consumer discretionary, where picks in services and durables/apparel companies were disappointing. On an individual basis, Associated Banc-Corp struggled with continuing credit challenges and was hurt by its issuance of additional equity, which diluted the value of the company's stock. VCA Antech, which provides veterinary services and also sells animal-related medical technology products, was hurt by the recession's effects on veterinary-care spending. A small position in bank holding company Western Liberty Bancorp hurt as well. A number of these names were not included in the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.05%	$ 1,000.00	$ 1,311.60	$ 6.02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.59	$ 5.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Superior Energy Services, Inc.	2.9	2.8
Wright Express Corp.	2.9	2.6
MEDNAX, Inc.	2.8	2.2
Meritage Homes Corp.	2.8	2.5
WESCO International, Inc.	2.7	2.7
Platinum Underwriters Holdings Ltd.	2.7	0.0
H&E Equipment Services, Inc.	2.7	2.7
HNI Corp.	2.5	3.2
TCF Financial Corp.	2.4	1.2
Columbus McKinnon Corp. (NY Shares)	2.4	0.0
	26.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	21.2
Information Technology	16.5	16.5
Industrials	15.4	16.2
Consumer Discretionary	14.8	12.9
Health Care	13.6	13.3
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 97.0%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	9.5%	** Foreign investments	10.0%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 2.8%
Matthews International Corp. Class A	216,200	$ 7,567,000
Regis Corp.	459,700	8,789,464
		16,356,464
Household Durables - 8.3%
Ethan Allen Interiors, Inc. (d)	385,323	7,783,525
KB Home	581,900	10,782,607
Meritage Homes Corp. (a)	680,000	16,170,400
Tempur-Pedic International, Inc. (a)	382,584	12,893,081
		47,629,613
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	440,707	6,852,994
Tsutsumi Jewelry Co. Ltd.	328,400	7,698,678
		14,551,672
TOTAL CONSUMER DISCRETIONARY		78,537,749
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	292,500	11,196,900
Casey's General Stores, Inc.	152,900	5,906,527
Ingles Markets, Inc. Class A	139,900	2,242,597
		19,346,024
Food Products - 0.2%
Chiquita Brands International, Inc. (a)	62,800	944,512
TOTAL CONSUMER STAPLES		20,290,536
ENERGY - 3.0%
Energy Equipment & Services - 2.9%
Superior Energy Services, Inc. (a)	624,400	16,896,262
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co. Class A	20,000	647,400
TOTAL ENERGY		17,543,662
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.2%
Capital Markets - 2.2%
optionsXpress Holdings, Inc.	533,598	$ 9,471,365
Sparx Group Co. Ltd. (a)	19,500	3,159,693
		12,631,058
Commercial Banks - 7.5%
Associated Banc-Corp.	750,412	10,903,486
CapitalSource, Inc.	1,280,300	7,643,391
National Penn Bancshares, Inc.	1,250,000	9,150,000
TCF Financial Corp.	744,100	13,862,583
Western Liberty Bancorp (a)	350,000	1,960,000
		43,519,460
Insurance - 4.7%
Amerisafe, Inc. (a)	400,809	6,853,834
Endurance Specialty Holdings Ltd.	130,000	4,790,500
Platinum Underwriters Holdings Ltd.	413,200	15,375,172
		27,019,506
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. (d)	110,000	7,789,100
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc.	66,700	5,261,296
Thrifts & Mortgage Finance - 3.5%
Astoria Financial Corp.	608,120	9,815,057
Washington Federal, Inc.	495,000	10,182,150
		19,997,207
TOTAL FINANCIALS		116,217,627
HEALTH CARE - 13.6%
Health Care Providers & Services - 13.6%
Centene Corp. (a)	323,700	7,412,730
Chemed Corp.	216,900	11,931,669
MEDNAX, Inc. (a)	298,600	16,405,084
Providence Service Corp. (a)	525,889	8,735,016
PSS World Medical, Inc. (a)(d)	365,000	8,551,950
Team Health Holdings, Inc.	837,453	13,164,761
VCA Antech, Inc. (a)	425,000	12,095,500
		78,296,710
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.4%
Commercial Services & Supplies - 3.9%
HNI Corp. (d)	464,000	$ 14,402,560
United Stationers, Inc. (a)	135,000	8,264,700
		22,667,260
Machinery - 4.4%
Blount International, Inc. (a)	721,000	8,089,620
Columbus McKinnon Corp. (NY Shares) (a)	758,817	13,681,471
Nippon Thompson Co. Ltd.	493,000	3,374,843
		25,145,934
Trading Companies & Distributors - 7.1%
H&E Equipment Services, Inc. (a)	1,300,470	15,358,551
Interline Brands, Inc. (a)	478,191	9,951,155
WESCO International, Inc. (a)	385,000	15,638,700
		40,948,406
TOTAL INDUSTRIALS		88,761,600
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 3.4%
Polycom, Inc. (a)	340,000	11,067,000
ViaSat, Inc. (a)	240,000	8,508,000
		19,575,000
Electronic Equipment & Components - 3.9%
Diploma PLC	2,050,000	6,974,529
Macnica, Inc.	175,700	4,062,817
Ryoyo Electro Corp.	342,400	3,492,167
SYNNEX Corp. (a)	298,585	8,187,201
		22,716,714
Internet Software & Services - 0.9%
DealerTrack Holdings, Inc. (a)	337,009	5,139,387
IT Services - 2.9%
Wright Express Corp. (a)	485,875	16,505,174
Semiconductors & Semiconductor Equipment - 1.0%
Miraial Co. Ltd.	183,000	5,788,278
Software - 4.4%
MICROS Systems, Inc. (a)	210,000	7,803,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Monotype Imaging Holdings, Inc. (a)	856,788	$ 8,944,867
Radiant Systems, Inc. (a)	625,000	8,793,750
		25,542,217
TOTAL INFORMATION TECHNOLOGY		95,266,770
MATERIALS - 4.8%
Chemicals - 1.2%
Spartech Corp. (a)	464,978	6,621,287
Metals & Mining - 3.6%
Carpenter Technology Corp.	258,900	10,167,003
RTI International Metals, Inc. (a)	395,000	10,684,750
		20,851,753
TOTAL MATERIALS		27,473,040
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Cogent Communications Group, Inc. (a)	985,300	10,059,913
UTILITIES - 3.5%
Gas Utilities - 3.5%
Southwest Gas Corp.	234,012	7,277,773
UGI Corp.	459,900	12,642,651
		19,920,424
TOTAL COMMON STOCKS (Cost $459,190,888)		552,368,031
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Household Durables - 1.2%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,011,247)	375,873	6,765,714
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	8,643,796	$ 8,643,796
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,189,225	3,189,225
TOTAL MONEY MARKET FUNDS (Cost $11,833,021)		11,833,021
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $476,035,156)		570,966,766
NET OTHER ASSETS - 1.0%		5,665,554
NET ASSETS - 100%		$ 576,632,320
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,594
Fidelity Securities Lending Cash Central Fund	25,669
Total	$ 39,263
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,303,463	$ 85,303,463	$ -	$ -
Consumer Staples	20,290,536	20,290,536	-	-
Energy	17,543,662	17,543,662	-	-
Financials	116,217,627	114,257,627	1,960,000	-
Health Care	78,296,710	78,296,710	-	-
Industrials	88,761,600	88,761,600	-	-
Information Technology	95,266,770	88,292,241	6,974,529	-
Materials	27,473,040	27,473,040	-	-
Telecommunication Services	10,059,913	10,059,913	-	-
Utilities	19,920,424	19,920,424	-	-
Money Market Funds	11,833,021	11,833,021	-	-
Total Investments in Securities:	$ 570,966,766	$ 562,032,237	$ 8,934,529	$ -
Income Tax Information
At April 30, 2010, the fund had a capital loss carryforward of approximately $2,188,982 all of which will expire on April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2010
Assets
Investment in securities, at value (including securities loaned of $2,998,210) - See accompanying schedule: Unaffiliated issuers (cost $464,202,135)	$ 559,133,745
Fidelity Central Funds (cost $11,833,021)	11,833,021
Total Investments (cost $476,035,156)		$ 570,966,766
Foreign currency held at value (cost $36,282)		36,282
Receivable for investments sold		13,725,351
Receivable for fund shares sold		9,980,068
Dividends receivable		194,498
Distributions receivable from Fidelity Central Funds		2,980
Prepaid expenses		332
Receivable from investment adviser for expense reductions		44,757
Other receivables		2,779
Total assets		594,953,813

Liabilities
Payable for investments purchased	$ 14,183,872
Payable for fund shares redeemed	447,817
Accrued management fee	335,240
Other affiliated payables	117,683
Other payables and accrued expenses	47,656
Collateral on securities loaned, at value	3,189,225
Total liabilities		18,321,493

Net Assets		$ 576,632,320
Net Assets consist of:
Paid in capital		$ 484,340,814
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,638,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,930,345
Net Assets, for 31,293,967 shares outstanding		$ 576,632,320
Net Asset Value, offering price and redemption price per share ($576,632,320 ÷ 31,293,967 shares)		$ 18.43

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended April 30, 2010
Investment Income
Dividends		$ 2,599,674
Interest		511,204
Income from Fidelity Central Funds		39,263
Total income		3,150,141

Expenses
Management fee Basic fee	$ 1,952,195
Performance adjustment	395,955
Transfer agent fees	873,905
Accounting and security lending fees	108,924
Custodian fees and expenses	14,434
Independent trustees' compensation	1,455
Registration fees	53,379
Audit	52,116
Legal	1,044
Miscellaneous	2,482
Total expenses before reductions	3,455,889
Expense reductions	(584,115)	2,871,774
Net investment income (loss)		278,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,860,628
Foreign currency transactions	3,607
Total net realized gain (loss)		22,864,235
Change in net unrealized appreciation (depreciation) on: Investment securities	110,793,767
Assets and liabilities in foreign currencies	(1,146)
Total change in net unrealized appreciation (depreciation)		110,792,621
Net gain (loss)		133,656,856
Net increase (decrease) in net assets resulting from operations		$ 133,935,223

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,367	$ 1,304,653
Net realized gain (loss)	22,864,235	(24,844,739)
Change in net unrealized appreciation (depreciation)	110,792,621	(12,268,692)
Net increase (decrease) in net assets resulting from operations	133,935,223	(35,808,778)
Distributions to shareholders from net investment income	(810,611)	(1,028,843)
Share transactions Proceeds from sales of shares	379,647,271	62,779,497
Reinvestment of distributions	806,710	1,028,576
Cost of shares redeemed	(79,202,856)	(73,955,839)
Net increase (decrease) in net assets resulting from share transactions	301,251,125	(10,147,766)
Redemption fees	159,632	87,448
Total increase (decrease) in net assets	434,535,369	(46,897,939)

Net Assets
Beginning of period	142,096,951	188,994,890
End of period (including undistributed net investment income of $0 and undistributed net investment income of $287,878, respectively)	$ 576,632,320	$ 142,096,951
Other Information Shares
Sold	23,941,612	5,422,699
Issued in reinvestment of distributions	57,680	109,891
Redeemed	(5,313,232)	(6,237,844)
Net increase (decrease)	18,686,060	(705,254)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 14.20	$ 17.18	$ 18.02	$ 14.65
Income from Investment Operations
Net investment income (loss) B	.02	.11	.04	(.02)	(.05)
Net realized and unrealized gain (loss)	7.18	(2.96)	(1.85)	.97	4.35
Total from investment operations	7.20	(2.85)	(1.81)	.95	4.30
Distributions from net investment income	(.05)	(.09)	(.07)	-	(.04)
Distributions from net realized gain	-	-	(1.11)	(1.79)	(.90)
Total distributions	(.05)	(.09)	(1.18)	(1.79)	(.94)
Redemption fees added to paid in capital B	.01	.01	.01	- F	.01
Net asset value, end of period	$ 18.43	$ 11.27	$ 14.20	$ 17.18	$ 18.02
Total Return A	64.12%	(19.91)%	(10.55)%	6.36%	30.51%
Ratios to Average Net Assets C,E
Expenses before reductions	1.26%	1.13%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	1.05%	1.05%	1.04%	1.04%	1.05%
Expenses net of all reductions	1.04%	1.05%	1.03%	1.02%	.99%
Net investment income (loss)	.10%	.91%	.25%	(.12)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 576,632	$ 142,097	$ 188,995	$ 245,564	$ 247,040
Portfolio turnover rate D	37%	114%	140%	106%	191%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) (formerly Fidelity Small Cap Retirement Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 105,009,312
Gross unrealized depreciation	(10,527,559)
Net unrealized appreciation (depreciation)	$ 94,481,753
Tax Cost	$ 476,485,013

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (2,188,982)
Net unrealized appreciation (depreciation)	$ 94,480,488

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ 810,611	$ 1,028,843

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $386,318,699 and $101,749,957, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .85% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .32% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,532 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,004 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $25,669.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.05% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $577,384.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,731 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Discovery Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Discovery Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-UANN-0610
1.784729.107

Fidelity®
Small Cap Stock
Fund

Annual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Stock Fund	63.05%	7.96%	7.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Stock Fund on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis were largely offset in the 12-month period ending April 30, 2010, as unprecedented government stimulus took hold, significant corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets experienced a steady uptrend that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, by mid-April, the blue-chip Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months, closing the period with a 38.69% gain. Impressive returns were widespread, with the S&P 500® Index rising 38.84% and the technology-laden Nasdaq Composite® Index increasing 44.63%. Small-cap stocks continued to outperform their larger counterparts, with the Russell 2000® Index returning 48.95%. Despite widening sovereign debt problems overseas, foreign equities still posted solid gains, with the MSCI® EAFE® (Europe, Australasia, Far East) Index - a measure of developed markets outside the U.S. and Canada - rising 34.56%.

Comments from Andrew Sassine, Portfolio Manager of Fidelity® Small Cap Stock Fund: The fund gained 63.05% during the year, significantly outpacing the Russell 2000 Index. Stock selection - especially within financials and information technology - was the biggest driver of relative performance. Positions in the insurance, diversified financials and banks groups, as well as in the technology hardware/equipment and software/services segments, were beneficial. Our holdings and an overweighting in industrials, specifically among transportation names, also were favorable. In technology, data-storage maker SanDisk was the fund's top contributor, benefiting from solid financial results. Also helping performance was Assured Guaranty, which provides credit enhancement products in both the U.S. and abroad. Additionally, air carriers UAL - parent company of United Airlines - and Delta Air Lines, benefited from capacity reductions, cost-cutting initiatives and service-fee increases. Our consumer staples holdings in the food/beverage/tobacco area aided results as well. On the downside, stock selection in the pharmaceuticals/biotechnology/life science and semiconductor industries was detrimental, as were my choices in telecommunication services and pockets of consumer discretionary. Individual detractors included Myriad Genetics, a medical diagnostics developer; MEMC Electronic Materials, a silicon wafer manufacturer; and Cbeyond, a communications and technology services company that I sold by period end. Some stocks mentioned were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.20%	$ 1,000.00	$ 1,290.20	$ 6.81
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,018.84	$ 6.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Alliance Data Systems Corp.	3.4	4.2
Assured Guaranty Ltd.	2.8	2.7
Micron Technology, Inc.	2.6	2.5
Virgin Media, Inc.	2.4	2.5
XL Capital Ltd. Class A	2.3	3.1
UAL Corp.	2.0	0.8
Delta Air Lines, Inc.	1.8	1.4
SanDisk Corp.	1.6	2.3
KeyCorp	1.5	1.3
AMR Corp.	1.5	1.4
	21.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	26.2
Industrials	20.2	15.6
Financials	16.3	20.7
Health Care	11.8	9.3
Consumer Discretionary	9.5	7.7
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Investment Companies 94.6%		Stocks, Investment Companies and Equity Futures 93.9%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	13.6%	** Foreign investments	15.0%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 2.0%
ArvinMeritor, Inc. (a)	600,000	$ 9,192
Lear Corp. (a)	357,615	29,031
Modine Manufacturing Co. (a)	555,900	7,788
The Goodyear Tire & Rubber Co. (a)	941,186	12,640
TRW Automotive Holdings Corp. (a)	755,100	24,322
		82,973
Hotels, Restaurants & Leisure - 1.6%
Burger King Holdings, Inc.	2,856,000	60,262
Denny's Corp. (a)	623,968	2,078
Wyndham Worldwide Corp.	142,200	3,812
		66,152
Household Durables - 1.9%
Ethan Allen Interiors, Inc. (d)	360,300	7,278
KB Home	836,669	15,503
Lennar Corp. Class A	1,172,722	23,337
M.D.C. Holdings, Inc.	100,000	3,830
Pulte Group, Inc. (a)	1,839,260	24,076
Ryland Group, Inc.	200,000	4,556
Techtronic Industries Co. Ltd.	2,000,000	2,078
		80,658
Media - 2.7%
DreamWorks Animation SKG, Inc. Class A (a)	10,300	409
Focus Media Holding Ltd. ADR (a)(d)	800,200	13,427
Virgin Media, Inc.	5,610,250	98,684
		112,520
Multiline Retail - 0.2%
Dollarama, Inc.	200,000	4,916
Dollarama, Inc. (f)	141,000	3,466
		8,382
Specialty Retail - 0.4%
Big 5 Sporting Goods Corp.	200,000	3,390
Shoe Carnival, Inc. (a)	297,670	8,234
The Buckle, Inc.	100,000	3,618
		15,242
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)	40,000	5,623
Fossil, Inc. (a)	150,000	5,835
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	300,000	$ 5,178
Phillips-Van Heusen Corp.	238,200	15,009
		31,645
TOTAL CONSUMER DISCRETIONARY		397,572
CONSUMER STAPLES - 4.5%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	889,575	16,253
Food & Staples Retailing - 0.4%
Winn-Dixie Stores, Inc. (a)	1,314,144	16,571
Food Products - 3.7%
Chiquita Brands International, Inc. (a)(d)(e)	2,880,070	43,316
Corn Products International, Inc.	800,000	28,800
Diamond Foods, Inc.	42,600	1,819
Dole Food Co., Inc. (d)	1,339,154	15,159
Fresh Del Monte Produce, Inc. (a)	200,000	4,174
Global Bio-Chem Technology Group Co. Ltd.	58,189,000	13,334
Ralcorp Holdings, Inc. (a)	300,000	19,965
Smithfield Foods, Inc. (a)	1,705,200	31,955
		158,522
TOTAL CONSUMER STAPLES		191,346
ENERGY - 5.0%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (a)	700,000	25,487
Baker Hughes, Inc.	200,173	9,961
Hornbeck Offshore Services, Inc. (a)	499,501	12,223
TETRA Technologies, Inc. (a)	1,000,800	12,300
		59,971
Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	959,167	25,898
Denbury Resources, Inc. (a)	1,500,000	28,725
EXCO Resources, Inc.	500,000	9,275
Massey Energy Co.	671,600	24,601
OPTI Canada, Inc. (a)	1,700,000	3,831
Petrobank Energy & Resources Ltd. (a)	400,000	20,165
Petroleum Development Corp. (a)	200,000	4,682
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	628,668	$ 18,426
Quicksilver Gas Services LP	600,000	12,666
		148,269
TOTAL ENERGY		208,240
FINANCIALS - 16.3%
Capital Markets - 4.0%
AllianceBernstein Holding LP	500,000	15,695
E*TRADE Financial Corp. (a)	14,653,326	24,618
Fifth Street Finance Corp.	700,000	8,925
GLG Partners, Inc. (a)	2,000,000	6,480
Janus Capital Group, Inc.	2,840,300	39,991
Morgan Stanley	600,000	18,132
optionsXpress Holdings, Inc.	500,000	8,875
State Street Corp.	1,046,550	45,525
		168,241
Commercial Banks - 3.2%
Comerica, Inc.	500,000	21,000
Huntington Bancshares, Inc.	3,000,000	20,310
KeyCorp	7,000,000	63,140
Webster Financial Corp.	300,000	6,216
Zions Bancorp (d)	798,600	22,944
		133,610
Diversified Financial Services - 0.8%
Bank of America Corp.	1,911,400	34,080
Insurance - 8.3%
Allied World Assurance Co. Holdings Ltd.	284,200	12,383
Assured Guaranty Ltd.	5,373,033	115,789
Endurance Specialty Holdings Ltd.	821,000	30,254
Genworth Financial, Inc. Class A (a)	3,200,000	52,864
Max Capital Group Ltd.	517,800	11,547
Validus Holdings Ltd.	1,000,022	25,571
XL Capital Ltd. Class A	5,500,000	97,900
		346,308
Real Estate Investment Trusts - 0.0%
Sunstone Hotel Investors, Inc. (a)	103,500	1,318
TOTAL FINANCIALS		683,557
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.8%
Biotechnology - 3.1%
Alkermes, Inc. (a)	2,000,000	$ 26,200
Allos Therapeutics, Inc. (a)	772,600	6,104
Amylin Pharmaceuticals, Inc. (a)	1,195,879	24,683
BB BIOTECH AG	134,610	8,411
Exelixis, Inc. (a)	1,574,626	9,101
Human Genome Sciences, Inc. (a)	37,443	1,037
ImmunoGen, Inc. (a)(d)	1,119,900	11,098
Myriad Genetics, Inc. (a)	1,122,150	26,943
Renovo Group PLC (a)(e)	10,410,310	3,976
United Therapeutics Corp. (a)	220,000	12,516
		130,069
Health Care Equipment & Supplies - 2.0%
CareFusion Corp. (a)	155,900	4,300
Cooper Companies, Inc.	100,000	3,889
ev3, Inc. (a)	950,000	18,174
Integra LifeSciences Holdings Corp. (a)	178,264	8,099
Kinetic Concepts, Inc. (a)	550,000	23,815
Mako Surgical Corp. (a)	500,000	7,015
Thoratec Corp. (a)	100,000	4,459
Wright Medical Group, Inc. (a)	689,650	12,952
		82,703
Health Care Providers & Services - 1.3%
Brookdale Senior Living, Inc. (a)	615,000	13,223
Catalyst Health Solutions, Inc. (a)	200,000	8,462
Community Health Systems, Inc. (a)	400,000	16,344
Coventry Health Care, Inc. (a)	139,000	3,300
Emeritus Corp. (a)	184,400	4,131
MEDNAX, Inc. (a)	100,000	5,494
Owens & Minor, Inc.	150,000	4,718
		55,672
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	100,800	7,006
Life Sciences Tools & Services - 4.0%
Bruker BioSciences Corp. (a)	146,700	2,243
Charles River Laboratories International, Inc. (a)	500,000	16,740
Covance, Inc. (a)	320,000	18,285
ICON PLC sponsored ADR (a)	600,000	17,502
Illumina, Inc. (a)	428,996	17,962
Life Technologies Corp. (a)	200,000	10,942
PAREXEL International Corp. (a)	700,000	16,506
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	600,000	$ 16,500
QIAGEN NV (a)	1,731,520	39,565
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	550,091	10,562
		166,807
Pharmaceuticals - 1.3%
Cadence Pharmaceuticals, Inc. (a)	525,400	5,149
Elan Corp. PLC sponsored ADR (a)	5,176,240	34,784
Pronova BioPharma ASA (a)	2,800,003	8,947
ViroPharma, Inc. (a)	400,000	5,088
		53,968
TOTAL HEALTH CARE		496,225
INDUSTRIALS - 20.2%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. (a)	100,000	8,091
GeoEye, Inc. (a)	871,760	24,845
		32,936
Air Freight & Logistics - 0.7%
Forward Air Corp.	1,132,232	31,725
Airlines - 9.3%
AirTran Holdings, Inc. (a)(d)	3,460,000	18,269
Alaska Air Group, Inc. (a)	700,728	29,017
AMR Corp. (a)	8,224,850	60,699
Continental Airlines, Inc. Class B (a)	1,894,500	42,342
Delta Air Lines, Inc. (a)	6,236,800	75,341
Hawaiian Holdings, Inc. (a)	1,273,410	9,041
JetBlue Airways Corp. (a)(d)	4,819,246	26,940
UAL Corp. (a)(d)	3,872,700	83,573
US Airways Group, Inc. (a)(d)	6,707,791	47,424
		392,646
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.	400,000	15,612
Clean Harbors, Inc. (a)	249,695	15,838
Corrections Corp. of America (a)	700,043	14,505
The Geo Group, Inc. (a)	852,408	18,054
Waste Connections, Inc. (a)	180,000	6,442
		70,451
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.7%
Foster Wheeler AG (a)	700,000	$ 20,986
KBR, Inc.	700,000	15,456
MasTec, Inc. (a)	2,003,115	25,059
Orion Marine Group, Inc. (a)	450,000	8,532
		70,033
Electrical Equipment - 0.6%
Fushi Copperweld, Inc. (a)	425,000	4,701
SunPower Corp.:
Class A (a)(d)	857,300	14,188
Class B (a)	300,000	4,512
		23,401
Machinery - 1.2%
Actuant Corp. Class A	500,026	11,466
AGCO Corp. (a)	650,000	22,763
Terex Corp. (a)	690,000	18,299
		52,528
Professional Services - 0.7%
FTI Consulting, Inc. (a)	705,914	29,034
Road & Rail - 3.4%
Avis Budget Group, Inc. (a)	2,051,800	31,023
Celadon Group, Inc. (a)	316,825	4,730
Con-way, Inc.	1,090,000	42,336
Frozen Food Express Industries, Inc. (e)	982,041	4,419
Hertz Global Holdings, Inc. (a)(d)	586,600	8,482
Knight Transportation, Inc. (d)	2,200,059	46,839
Landstar System, Inc.	90,000	3,980
		141,809
Trading Companies & Distributors - 0.1%
Kaman Corp.	140,000	3,837
TOTAL INDUSTRIALS		848,400
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 0.6%
Riverbed Technology, Inc. (a)	827,753	25,652
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	1,750,000	69,808
Seagate Technology (a)	890,470	16,358
		86,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.6%
HannStar Display Corp. (a)	48,000,355	$ 9,884
IPG Photonics Corp. (a)	343,300	6,011
Itron, Inc. (a)	619,900	49,350
		65,245
Internet Software & Services - 1.0%
Art Technology Group, Inc. (a)(e)	9,195,524	39,357
Rackspace Hosting, Inc. (a)	200,000	3,590
		42,947
IT Services - 4.5%
Alliance Data Systems Corp. (a)(d)	1,915,000	143,737
CACI International, Inc. Class A (a)	235,048	11,148
CyberSource Corp. (a)	800,063	20,546
Devoteam SA (d)	149,997	4,105
ExlService Holdings, Inc. (a)	500,000	7,960
		187,496
Semiconductors & Semiconductor Equipment - 13.7%
ARM Holdings PLC sponsored ADR (d)	3,700,000	42,291
ASML Holding NV (NY Shares)	200,003	6,532
Cymer, Inc. (a)	632,780	21,609
Cypress Semiconductor Corp. (a)	2,069,178	26,672
FormFactor, Inc. (a)	900,065	13,510
Himax Technologies, Inc. sponsored ADR (d)	19,090,974	59,755
KLA-Tencor Corp.	250,000	8,515
Kulicke & Soffa Industries, Inc. (a)	2,013,856	16,514
LTX-Credence Corp. (a)	6,255,210	21,205
MEMC Electronic Materials, Inc. (a)	2,061,200	26,734
Micron Technology, Inc. (a)	11,730,466	109,680
Novellus Systems, Inc. (a)	925,000	24,235
NVIDIA Corp. (a)	3,734,833	58,712
Omnivision Technologies, Inc. (a)	500,000	8,780
ON Semiconductor Corp. (a)	1,555,071	12,347
PDF Solutions, Inc. (a)(e)	1,830,000	9,059
Photronics, Inc. (a)	1,200,028	6,540
PMC-Sierra, Inc. (a)	3,878,400	34,324
Power Integrations, Inc.	430,000	16,546
Rudolph Technologies, Inc. (a)	922,814	8,794
Teradyne, Inc. (a)	3,100,000	37,913
Verigy Ltd. (a)	576,800	6,887
		577,154
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.3%
Solera Holdings, Inc.	100,000	$ 3,887
Synopsys, Inc. (a)	350,000	7,949
		11,836
TOTAL INFORMATION TECHNOLOGY		996,496
MATERIALS - 3.1%
Chemicals - 1.0%
Ashland, Inc.	300,000	17,868
Calgon Carbon Corp. (a)(d)	488,245	7,568
DC Chemical Co. Ltd.	64,441	12,218
Sensient Technologies Corp.	100,000	3,153
		40,807
Containers & Packaging - 1.0%
Boise, Inc. (a)	1,000,000	6,890
Silgan Holdings, Inc.	570,000	34,388
		41,278
Paper & Forest Products - 1.1%
Schweitzer-Mauduit International, Inc.	850,000	48,382
TOTAL MATERIALS		130,467
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	150,200	6,371
TOTAL COMMON STOCKS (Cost $3,000,152)		3,958,674
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(g)	461,818	0*
Series H (a)(g)	46,051	0
TOTAL HEALTH CARE		0
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(g)	39,076	$ 0
TOTAL PREFERRED STOCKS (Cost $11,433)		0
Investment Companies - 0.4%

KBW Regional Banking ETF (d) (Cost $13,867)	636,000	17,763
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 0.21% (b)	218,319,372	218,319
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	278,245,864	278,246
TOTAL MONEY MARKET FUNDS (Cost $496,565)		496,565
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $3,522,017)		4,473,002
NET OTHER ASSETS - (6.4)%		(268,615)
NET ASSETS - 100%		$ 4,204,387
Security Type Abbreviations
ETF - Exchange Traded Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,466,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 281
Fidelity Securities Lending Cash Central Fund	3,107
Total	$ 3,388
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Art Technology Group, Inc.	$ 17,145	$ 13,073	$ -	$ -	$ 39,357
Assured Guaranty Ltd.	47,430	12,235	8,493	930	-
Celadon Group, Inc.	10,742	-	15,222	-	-
Chiquita Brands International, Inc.	25,826	-	8,586	-	43,316
DDi Corp.	5,156	-	7,222	-	-
Devoteam SA	10,007	-	12,029	249	-
ExlService Holdings, Inc.	8,684	10,944	24,031	-	-
Frozen Food Express Industries, Inc.	7,540	-	2,454	-	4,419
Groupe Open SA	6,974	-	7,932	387	-
Medtox Scientific, Inc.	6,490	-	7,306	-	-
MIPS Technologies, Inc.	14,011	-	16,898	-	-
Oplink Communications, Inc.	16,689	-	17,496	-	-
P.A.M. Transportation Services, Inc.	2,760	-	2,594	-	-
PDF Solutions, Inc.	5,040	-	3,865	-	9,059
Plambeck Neue Energien AG	11,760	-	12,433	-	-
Quality Distribution, Inc.	2,234	-	2,222	-	-
Quicksilver Gas Services LP	8,526	-	519	-	-
Renovo Group PLC	4,551	-	201	-	3,976
Rudolph Technologies, Inc.	10,424	-	9,604	-	-
Shoe Carnival, Inc.	10,817	-	12,395	-	-
The Great Atlantic & Pacific Tea Co.	28,791	-	25,251	-	-
Total	$ 261,597	$ 36,252	$ 196,753	$ 1,566	$ 100,127
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 397,572	$ 395,494	$ 2,078	$ -
Consumer Staples	191,346	178,012	13,334	-
Energy	208,240	208,240	-	-
Financials	683,557	683,557	-	-
Health Care	496,225	474,891	21,334	-
Industrials	848,400	848,400	-	-
Information Technology	996,496	982,507	13,989	-
Materials	130,467	118,249	12,218	-
Telecommunication Services	6,371	6,371	-	-
Investment Companies	17,763	17,763	-	-
Money Market Funds	496,565	496,565	-	-
Total Investments in Securities:	$ 4,473,002	$ 4,410,049	$ 62,953	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 528
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(528)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (528)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.4%
Bermuda	4.7%
Cayman Islands	2.2%
Ireland	1.3%
United Kingdom	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information
At April 30, 2010, the fund had a capital loss carryforward of approximately $706,581,000 of which $432,252,000 and $274,329,000 will expire on April 30, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2010
Assets
Investment in securities, at value (including securities loaned of $266,616) - See accompanying schedule: Unaffiliated issuers (cost $2,916,626)	$ 3,876,310
Fidelity Central Funds (cost $496,565)	496,565
Other affiliated issuers (cost $108,826)	100,127
Total Investments (cost $3,522,017)		$ 4,473,002
Cash		1,345
Receivable for investments sold		39,305
Receivable for fund shares sold		8,304
Dividends receivable		718
Distributions receivable from Fidelity Central Funds		92
Prepaid expenses		5
Other receivables		103
Total assets		4,522,874

Liabilities
Payable for investments purchased	$ 32,690
Payable for fund shares redeemed	3,483
Accrued management fee	3,095
Other affiliated payables	899
Other payables and accrued expenses	74
Collateral on securities loaned, at value	278,246
Total liabilities		318,487

Net Assets		$ 4,204,387
Net Assets consist of:
Paid in capital		$ 3,970,294
Accumulated net investment loss		(787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(716,106)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		950,986
Net Assets, for 236,982 shares outstanding		$ 4,204,387
Net Asset Value, offering price and redemption price per share ($4,204,387 ÷ 236,982 shares)		$ 17.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2010
Investment Income
Dividends (including $1,566 earned from other affiliated issuers)		$ 21,557
Interest		3
Income from Fidelity Central Funds (including $3,107 from security lending)		3,388
Total income		24,948

Expenses
Management fee Basic fee	$ 23,802
Performance adjustment	7,043
Transfer agent fees	9,429
Accounting and security lending fees	1,040
Custodian fees and expenses	157
Independent trustees' compensation	20
Registration fees	108
Audit	60
Legal	16
Interest	1
Miscellaneous	59
Total expenses before reductions	41,735
Expense reductions	(324)	41,411
Net investment income (loss)		(16,463)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	236,683
Other affiliated issuers	(100,564)
Capital gain distribution from Fidelity Central Funds	11
Foreign currency transactions	82
Futures contracts	7,047
Total net realized gain (loss)		143,259
Change in net unrealized appreciation (depreciation) on: Investment securities		1,422,346
Net gain (loss)		1,565,605
Net increase (decrease) in net assets resulting from operations		$ 1,549,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,463)	$ 1,131
Net realized gain (loss)	143,259	(834,945)
Change in net unrealized appreciation (depreciation)	1,422,346	(407,656)
Net increase (decrease) in net assets resulting from operations	1,549,142	(1,241,470)
Distributions to shareholders from net investment income	-	(71)
Distributions to shareholders from net realized gain	-	(58,885)
Total distributions	-	(58,956)
Share transactions Proceeds from sales of shares	1,131,288	527,584
Reinvestment of distributions	-	57,615
Cost of shares redeemed	(877,438)	(838,556)
Net increase (decrease) in net assets resulting from share transactions	253,850	(253,357)
Redemption fees	895	572
Total increase (decrease) in net assets	1,803,887	(1,553,211)

Net Assets
Beginning of period	2,400,500	3,953,711
End of period (including accumulated net investment loss of $787 and $0, respectively)	$ 4,204,387	$ 2,400,500
Other Information Shares
Sold	75,855	44,161
Issued in reinvestment of distributions	-	3,675
Redeemed	(59,609)	(73,615)
Net increase (decrease)	16,246	(25,779)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 16.04	$ 20.40	$ 21.02	$ 16.74
Income from Investment Operations
Net investment income (loss) B	(.07)	- F	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	6.93	(4.92)	(1.19)	.96	5.58
Total from investment operations	6.86	(4.92)	(1.22)	.90	5.54
Distributions from net investment income	-	- F,G	-	-	-
Distributions from net realized gain	-	(.24) G	(3.14)	(1.52)	(1.26)
Total distributions	-	(.24)	(3.14)	(1.52)	(1.26)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 17.74	$ 10.88	$ 16.04	$ 20.40	$ 21.02
Total Return A	63.05%	(31.13)%	(7.64)%	4.98%	34.68%
Ratios to Average Net Assets C,E
Expenses before reductions	1.24%	.96%	1.08%	.96%	.98%
Expenses net of fee waivers, if any	1.24%	.96%	1.08%	.96%	.98%
Expenses net of all reductions	1.23%	.95%	1.07%	.94%	.93%
Net investment income (loss)	(.49)%	.04%	(.18)%	(.32)%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,204	$ 2,401	$ 3,954	$ 4,985	$ 5,159
Portfolio turnover rate D	60%	92%	115%	115%	107%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depository Receipts (ADR), futures contracts, Exchange Traded Funds (ETF), and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,133,442
Gross unrealized depreciation	(191,958)
Net unrealized appreciation (depreciation)	$ 941,484

Tax Cost	$ 3,531,518

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ -
Capital loss carryforward	$ (706,581)
Net unrealized appreciation (depreciation)	$ 941,484

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ -	$ 2,269
Long-term Capital Gains	-	56,687
Total	$ -	$ 58,956

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk, and potential lack of liquidity in the market. Futures have

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 7,047	$ -

Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ 7,047	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $7,047 for futures contracts

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,986,423 and $1,929,057, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .92% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $127 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,107.46%		$ 1

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,992. The weighted average interest rate was .62%. The interest expense amounted to one hundred three dollars under the bank borrowing program.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $324 for the period.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Stock Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Stock Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1974

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SLCX-UANN-0610
1.784727.107

Item 2. Code of Ethics

As of the end of the period, April 30, 2010, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Discovery Fund, Fidelity and Small Cap Stock Fund (the "Funds"):

Services Billed by Deloitte Entities

April 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Large Cap Stock Fund	$36,000	$-	$4,500	$-
Fidelity Mid-Cap Stock Fund	$36,000	$-	$4,500	$-
Fidelity Small Cap Discovery Fund	$42,000	$-	$4,500	$-
Fidelity Small Cap Stock Fund	$42,000	$-	$4,500	$-

April 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Large Cap Stock Fund	$39,000	$-	$4,500	$-
Fidelity Mid-Cap Stock Fund	$38,000	$-	$4,500	$-
Fidelity Small Cap Discovery Fund	$42,000	$-	$4,500	$-
Fidelity Small Cap Stock Fund	$43,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2010A	April 30, 2009A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$445,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2010 A	April 30, 2009 A
Deloitte Entities	$1,220,000	$1,490,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010